UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-07444

American Strategic Income Portfolio Inc. III

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Charles D. Gariboldi, Jr.,  800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-677-3863

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report to Shareholders

Semiannual Report

February 28, 2009

ASP

American Strategic
Income Portfolio Inc.

BSP

American Strategic
Income Portfolio Inc. II

CSP

American Strategic
Income Portfolio Inc. III

SLA

American Select
Portfolio Inc.

First American Mortgage Funds

Our Image – George Washington

His rich legacy as patriot and leader is widely recognized as embodying the sound judgment, reliability, and strategic vision that are central to our brand. Fashioned in a style reminiscent of an 18th century engraving, the illustration conveys the symbolic strength and vitality of Washington, which are attributes that we value at First American.

Table of Contents

1	Explanation of Financial Statements

2	Fund Overviews

6	Schedule of Investments

24	Statements of Assets and Liabilities

25	Statements of Operations

26	Statements of Changes in Net Assets

28	Statements of Cash Flows

29	Financial Highlights

33	Notes to Financial Statements

42	Notice to Shareholders

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Explanation of FINANCIAL STATEMENTS

As a shareholder in one or more of the funds, you receive shareholder reports semiannually. We strive to present this financial information in an easy-to-understand format; however, for many investors, the information contained in this shareholder report may seem very technical. So, we would like to take this opportunity to explain several sections of the shareholder report.

The Schedule of Investments details all of the securities held in the fund and their related dollar values on the last day of the reporting period. Securities are usually presented by type (bonds, common stock, etc.) and by industry classification (healthcare, education, etc.). This information is useful for analyzing how your fund's assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives. Holdings are subject to change without notice and do not constitute a recommendation of any individual security. The Notes to Financial Statements provide additional details on how the securities are valued.

The Statement of Assets and Liabilities lists the assets and liabilities of the fund on the last day of the reporting period and presents the fund's net asset value ("NAV") and market price per share. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. The market price is the closing price on the exchange on which the fund's shares trade. This price, which may be higher or lower than the fund's NAV, is the price an investor pays or receives when shares of the fund are purchased or sold. The investments, as presented in the Schedule of Investments, comprise substantially all of the fund's assets. Other assets include cash and receivables for items such as income earned by the fund but not yet received. Liabilities include payables for items such as fund expenses incurred but not yet paid.

The Statement of Operations details the dividends and interest income earned from investments as well as the expenses incurred by the fund during the reporting period. Fund expenses may be reduced through fee waivers or reimbursements. This statement reflects total expenses before any waivers or reimbursements, the amount of waivers and reimbursements (if any), and the net expenses. This statement also shows the net realized and unrealized gains and losses from investments owned during the period. The Notes to Financial Statements provide additional details on investment income and expenses of the fund.

The Statement of Changes in Net Assets describes how the fund's net assets were affected by its operating results and distributions to shareholders during the reporting period. This statement is important to investors because it shows exactly what caused the fund's net asset size to change during the period.

The Statement of Cash Flows is required when a fund has a substantial amount of illiquid investments, a substantial amount of the fund's securities are internally valued, or the fund carries some amount of debt. When presented, this statement explains the change in cash during the reporting period. It reconciles net cash provided by and used for operating activities to the net increase or decrease in net assets from operations and classifies cash receipts and payments as resulting from operating, investing, and financing activities.

The Financial Highlights provide a per-share breakdown of the components that affected the fund's NAV for the current and past reporting periods. It also shows total return, expense ratios, net investment income ratios, and portfolio turnover rates. The net investment income ratios summarize the income earned less expenses, divided by the average net assets. The expense ratios represent the percentage of average net assets that were used to cover operating expenses during the period. The portfolio turnover rate represents the percentage of the fund's holdings that have changed over the course of the period, and gives an idea of how long the fund holds onto a particular security. A 100% turnover rate implies that an amount equal to the value of the entire portfolio is turned over in a year through the purchase or sale of securities.

The Notes to Financial Statements disclose the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

We hope this guide to your shareholder report will help you get the most out of this important resource.

First American Mortgage Funds 2009 Semiannual Report

Fund OVERVIEWS

American Strategic Income Portfolio (ASP)
Portfolio Allocation

As a percentage of total investments on February 28, 2009

Commercial Loans	44%
Multifamily Loans	14
Preferred Stocks	14
Commercial Mortgage-Backed Securities	10
U.S. Government Agency Mortgage-Backed Securities	8
Corporate Note	6
Short-Term Investment	3
Single Family Loans	1
100%

Geographical Distribution

We attempt to buy mortgage loans in many parts of the country to help avoid the risks of concentrating in one area. These percentages reflect the value of whole loans as of February 28, 2009. Shaded areas without values indicate states in which the fund has invested less than 0.50% of its investments.

Delinquent Loan Profile

The table below shows the percentages of whole loans in the portfolio that are 30, 60, 90, or 120 or more days delinquent as of February 28, 2009, based on the value outstanding.

Whole loans

Current	95.8%
30 Days	4.2
60 Days	0.0
90 Days	0.0
120+ Days	0.0
100.0%

First American Mortgage Funds 2009 Semiannual Report

American Strategic Income Portfolio II (BSP)
Portfolio Allocation

As a percentage of total investments on February 28, 2009

Commercial Loans	44%
Multifamily Loans	32
Corporate Notes	10
Preferred Stocks	9
Short-Term Investment	3
U.S. Government Agency Mortgage-Backed Securities	2
100%

Geographical Distribution

We attempt to buy mortgage loans in many parts of the country to help avoid the risks of concentrating in one area. These percentages reflect the value of whole loans as of February 28, 2009. Shaded areas without values indicate states in which the fund has invested less than 0.50% of its investments.

Delinquent Loan Profile

The table below shows the percentages of whole loans in the portfolio that are 30, 60, 90, or 120 or more days delinquent as of February 28, 2009, based on the value outstanding.

Whole loans

Current	88.2%
30 Days	5.2
60 Days	0.0
90 Days	0.0
120+ Days	6.6
100.0%

First American Mortgage Funds 2009 Semiannual Report

Fund OVERVIEWS

American Strategic Income Portfolio III (CSP)
Portfolio Allocation

As a percentage of total investments on February 28, 2009

Commercial Loans	46%
Multifamily Loans	32
Preferred Stocks	10
Corporate Notes	9
U.S. Government Agency Mortgage-Backed Securities	2
Short-Term Investment	1
100%

Geographical Distribution

We attempt to buy mortgage loans in many parts of the country to help avoid the risks of concentrating in one area. These percentages reflect the value of whole loans as of February 28, 2009. Shaded areas without values indicate states in which the fund has invested less than 0.50% of its investments.

Delinquent Loan Profile

The table below shows the percentages of whole loans in the portfolio that are 30, 60, 90, or 120 or more days delinquent as of February 28, 2009, based on the value outstanding.

Whole loans

Current	89.8%
30 Days	7.6
60 Days	0.0
90 Days	0.0
120+ Days	2.6
100.0%

First American Mortgage Funds 2009 Semiannual Report

American Select Portfolio (SLA)
Portfolio Allocation

As a percentage of total investments on February 28, 2009

Commercial Loans	55%
Multifamily Loans	22
Corporate Notes	11
Preferred Stocks	8
U.S. Government Agency Mortgage-Backed Securities	2
Commercial Mortgage-Backed Securities	1
Short-Term Investment	1
100%

Geographical Distribution

We attempt to buy mortgage loans in many parts of the country to help avoid the risks of concentrating in one area. These percentages reflect the value of whole loans as of February 28, 2009. Shaded areas without values indicate states in which the fund has invested less than 0.50% of its investments.

Delinquent Loan Profile

The table below shows the percentages of whole loans in the portfolio that are 30, 60, 90, or 120 or more days delinquent as of February 28, 2009, based on the value outstanding.

Whole loans
Current	100.0%
30 Days	0.0
60 Days	0.0
90 Days	0.0
120+ Days	0.0
100.0%

First American Mortgage Funds 2009 Semiannual Report

Schedule of INVESTMENTS February 28, 2009 (unaudited)

American Strategic Income Portfolio (ASP)

DESCRIPTION	DATE ACQUIRED	PAR	COST	VALUE (I)
(Percentages of each investment category relate to total net assets)
U.S. Government Agency Mortgage-Backed Securities — 10.1%
Fixed Rate — 10.1%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231 (A)		$477,301	$487,905	$497,934
9.00%, 7/1/30, #C40149		74,697	76,392	79,216
Federal National Mortgage Association,
6.00%, 10/1/16, #610761 (A)		234,621	237,717	246,010
5.00%, 7/1/18, #724954 (A)		1,085,907	1,084,816	1,123,009
6.50%, 6/1/29, #252497 (A)		143,250	142,428	151,250
7.50%, 3/1/30, #495694		80,919	79,797	85,436
7.50%, 5/1/30, #535289 (A)		29,121	28,286	31,133
8.00%, 5/1/30, #538266 (A)		11,403	11,280	12,175
6.00%, 5/1/31, #535909 (A)		270,848	272,163	281,694
6.50%, 11/1/31, #613339 (A)		133,650	136,189	140,947
5.50%, 7/1/33, #720735 (A)		1,812,280	1,793,522	1,863,898
Total U.S. Government Agency Mortgage-Backed Securities			4,350,495	4,512,702
Commercial Mortgage-Backed Securities r — 12.2%
Other — 12.2%
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4, 5.72%, 9/11/38		1,200,000	972,146	861,051
Series 2007-T28, Class A4, 5.74%, 9/11/42		1,200,000	931,223	794,047
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1, Class A4, 5.23%, 7/15/44		2,357,000	1,495,729	1,799,228
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, 6.15%, 4/15/41		1,875,000	1,371,598	1,191,015
Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.65%, 6/13/42		1,160,000	928,764	783,531
Total Commercial Mortgage-Backed Securities			5,699,460	5,428,872
Corporate Note °° ¶ — 7.9%
Fixed Rate — 7.9%
Stratus Properties V, 6.92%, 12/31/116/1/073,500,000			3,500,000	3,534,650
Whole Loans °° (P) — 75.8%
Commercial Loans — 56.6%
Advance Self Storage, Lincoln, NE, 6.13%, 1/1/11 (B)	12/30/05	1,422,239	1,422,239	1,384,818
Buca Restaurant, Maple Grove, MN, 8.63%, 1/1/11	12/27/00	831,294	831,294	839,607
Copper Junction, Copper Mountain, CO, 6.38%, 7/1/17 (B)	6/14/07	1,918,856	1,918,856	1,628,391
Hampden Medical Office, Englewood, CO, 7.38%, 10/1/12	9/9/02	1,546,048	1,546,048	1,303,354
Integrity Plaza Shopping Center, Albuquerque, NM, 7.88%, 7/1/12 (B)	6/11/02	1,938,024	1,938,024	1,949,329
La Costa Meadows Industrial Park I, San Marcos, CA, 6.78%, 7/1/17 ¶ (B)	6/28/07	1,250,000	1,250,000	1,116,301
La Costa Meadows Industrial Park II, San Marcos, CA, 7.53%, 7/1/17 ¶ (B)	6/28/07	2,000,000	2,000,000	1,975,576
Minikahda Mini Storage IV, Minneapolis, MN, 7.15%, 3/1/11 (B)	2/28/06	1,582,390	1,582,390	1,570,078
Naples Boat Club, Naples, FL, 6.43%, 1/1/17 (B)	12/28/06	1,706,587	1,706,587	1,538,112
Orchard Commons, Englewood, CO, 8.63%, 4/1/11	3/28/01	955,867	955,867	984,442
Palace Court, Santa Fe, NM, 6.68%, 11/1/11 ¶ (B)	10/2/06	1,895,831	1,895,831	1,554,940
Par 3 Office Building, Bend, OR, 6.63%, 8/1/13 ¶ (B)	8/3/06	1,900,000	1,900,000	1,811,677
Perkins Restaurant, Maple Grove, MN, 6.38%, 1/1/11 (B)	12/23/05	1,369,375	1,369,375	1,302,631
Rockwood Galleria, Gresham, OR, 7.25%, 2/1/11 (B)	1/6/03	1,502,682	1,502,682	1,507,117
Stephens Center, Missoula, MT, 6.38%, 9/1/10 (B)	4/20/06	1,816,709	1,816,709	1,802,319
The Storage Place, Marana, AZ, 6.65%, 1/1/13 ¶	12/20/07	3,200,000	3,200,000	3,001,067
			26,835,902	25,269,759

The accompanying notes are an integral part of the financial statements.

First American Mortgage Funds 2009 Semiannual Report

American Strategic Income Portfolio (ASP)

DESCRIPTION	DATE ACQUIRED	PAR/ SHARES	COST	VALUE (I)
Multifamily Loans — 18.0%
Forest Club Apartments, Dallas, TX, 11.88%, 8/1/09 ¶	4/19/06	$1,720,000	$1,720,000	$1,595,830
Franklin Woods Apartments, Franklin, NH, 5.88%, 3/1/10	2/24/95	743,683	743,683	737,521
Hunt Club Apartments, Waco, TX, 5.64%, 7/1/11 (B)	6/3/04	1,164,575	1,164,575	1,131,849
Park Hollywood, Portland, OR, 7.38%, 6/1/12 (B)	5/31/02	1,097,061	1,097,061	1,103,373
Spring Creek Gardens, Plano, TX, 3.56%, 1/1/09 r ¶ (D) (U)	12/22/05	2,050,000	2,050,000	1,435,000
Vanderbilt Condominiums, Austin, TX, 8.04%, 10/1/09	9/29/99	1,069,775	1,069,775	1,079,168
Villa Bonita, Chez Royalle, Fitzhugh Apartments I, Dallas, TX, 7.25%, 3/1/09 r	2/21/03	821,018	821,018	821,018
Villa Bonita, Chez Royalle, Fitzhugh Apartments II, Dallas, TX, 9.88%, 3/1/09	2/21/03	152,632	152,632	137,679
			8,818,744	8,041,438
Single Family Loans — 1.2%
American Portfolio, 1 loan, California, 4.88%, 10/18/15	7/18/95	19,594	18,657	20,182
Anivan, 1 loan, Maryland, 5.19%, 4/14/12	6/14/96	71,841	72,310	73,817
Bank of New Mexico, 1 loan, New Mexico, 6.23%, 3/31/10	5/31/96	33,144	32,526	33,439
Bluebonnet Savings & Loan, 6 loans, Texas, 6.66%, 8/31/10	5/22/92	114,810	105,084	115,558
Cross Roads Savings & Loan II, 1 loan, Oklahoma, 8.34%, 1/1/21 (U)	1/7/92	21,519	20,237	16,649
Fairbanks, 1 loan, Utah, 5.50%, 9/23/15	5/21/92	18,330	15,539	18,879
Knutson Mortgage Portfolio I, 2 loans, Maine & Montana, 9.37%, 8/1/17	2/26/92	129,685	123,703	133,576
McClemore, Matrix Funding Corporation, 1 loan, North Carolina, 10.50%, 9/30/12	9/9/92	41,846	39,744	43,100
Nomura III, 2 loans, California & New York, 8.20%, 4/29/17	9/29/95	66,841	60,391	68,846
Rand Mortgage Corporation, 1 loan, Texas, 9.50%, 8/1/17	2/21/92	31,482	25,809	32,427
			514,000	556,473
Total Whole Loans			36,168,646	33,867,670
Preferred Stocks — 17.5%
Real Estate Investment Trusts — 17.5%
AMB Property, Series L		26,560	597,940	318,720
AMB Property, Series M		5,600	139,850	72,800
BRE Properties, Series C		30,150	599,080	496,872
BRE Properties, Series D		2,400	47,688	36,720
Developers Diversified Realty, Series G		20,000	447,000	108,000
Developers Diversified Realty, Series H		12,060	247,230	60,421
Developers Diversified Realty, Series I		1,950	40,657	9,769
Duke Realty, Series J		2,100	52,246	16,800
Duke Realty, Series L		8,750	167,300	70,175
Duke Realty, Series M		26,120	532,400	229,856
Duke Realty, Series O		20,300	479,080	232,232
Equity Residential Properties, Series N		4,800	101,520	83,040
Health Care Properties, Series E		5,400	141,419	86,400
Health Care Properties, Series F		13,270	341,394	199,050
HRPT Properties Trust, Series B		8,171	212,725	99,931
Kimco Realty, Series F		19,400	500,619	220,190
Kimco Realty, Series G		41,700	965,549	531,675
National Retail Properties, Series C		25,000	527,500	381,250
Post Properties, Series B		17,800	468,112	222,500
ProLogis Trust, Series F		5,975	139,549	49,294
ProLogis Trust, Series G		3,800	79,800	33,896
PS Business Parks, Series H		22,060	389,700	352,960
PS Business Parks, Series I		4,240	83,401	64,914
PS Business Parks, Series K		25,000	578,750	437,500
PS Business Parks, Series M		12,060	248,436	188,136
PS Business Parks, Series P		3,750	71,887	54,375
Public Storage, Series A		6,000	144,291	110,940
Public Storage, Series C		5,000	100,000	82,950

First American Mortgage Funds 2009 Semiannual Report

Schedule of INVESTMENTS February 28, 2009 (unaudited)

American Strategic Income Portfolio (ASP)

DESCRIPTION	SHARES	COST	VALUE (I)
Public Storage, Series E	14,200	$263,000	$238,702
Public Storage, Series F	9,300	231,105	150,288
Public Storage, Series I	12,060	262,305	220,819
Public Storage, Series K	8,000	174,000	147,360
Public Storage, Series X	3,000	74,330	48,570
Public Storage, Series Z	11,500	282,309	180,320
Realty Income, Series D	20,500	546,185	369,000
Realty Income, Series E	37,060	714,246	617,049
Regency Centers, Series C	22,060	482,737	376,123
Regency Centers, Series E	24,060	483,600	353,682
UDR, Series G	12,060	258,084	190,910
Vornado Realty Trust, Series E	4,800	121,338	67,056
Total Preferred Stocks		12,338,362	7,811,245
Total Unaffiliated Investments		62,056,963	55,155,139
Short-Term Investment — 4.2%
First American Prime Obligations Fund, Class Z x	1,892,383	1,892,383	1,892,383
Total Investments ▲ — 127.7%		$63,949,346	$57,047,522
Other Assets and Liabilities, Net — (27.7)%			(12,369,050)
Total Net Assets — 100.0%			$44,678,472

(I)  Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

(A)  Securities pledged as collateral for outstanding reverse repurchase agreements. On February 28, 2009, securities valued at $4,348,050 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$4,121,000	2/19/09	0.75%	3/19/09	$859	(1)

*  Interest rate as of February 28, 2009. Rate is based on the London Interbank Offered Rate ("LIBOR") plus a spread and reset monthly.

Name of broker and description of collateral:

(1)  Goldman Sachs:
Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $477,301 par
Federal National Mortgage Association, 6.00%, 10/1/16, $234,621 par
Federal National Mortgage Association, 5.00%, 7/1/18, $1,085,907 par
Federal National Mortgage Association, 6.50%, 6/1/29, $143,250 par
Federal National Mortgage Association, 7.50%, 5/1/30, $29,121 par
Federal National Mortgage Association, 8.00%, 5/1/30, $11,403 par
Federal National Mortgage Association, 6.00%, 5/1/31, $270,848 par
Federal National Mortgage Association, 6.50%, 11/1/31, $133,650 par
Federal National Mortgage Association, 5.50%, 7/1/33, $1,812,280 par

The fund has entered into a lending commitment with Goldman Sachs. The monthly agreement permits the fund to enter into reverse repurchase agreements using U.S. government agency mortgage-backed securities as collateral.

r  Variable Rate Security – The rate shown is the net coupon rate in effect as of February 28, 2009.

°°  Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. On February 28, 2009, the total value of fair valued securities was $37,402,320 or 83.7% of total net assets. See note 2 in Notes to Financial Statements.

¶  Interest Only – Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of February 28, 2009.

The accompanying notes are an integral part of the financial statements.

First American Mortgage Funds 2009 Semiannual Report

American Strategic Income Portfolio (ASP)

(P)  Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on February 28, 2009. Interest rates and maturity dates disclosed on single family loans represent the weighted average coupon and weighted average maturity for the underlying mortgage loans as of February 28, 2009.

(B)  Securities pledged as collateral for outstanding borrowings under a loan agreement with Massachusetts Mutual Life Insurance Company ("MMLIC"). On February 28, 2009, securities valued at $21,376,511 were pledged as collateral for the following outstanding borrowings:

Amount	Rate*	Accrued Interest
$8,600,000	5.00%	$1,194

*  Interest rate as of February 28, 2009. Rate is based on the LIBOR plus 2.625% subject to a "floor" interest rate of 5.00% and reset monthly.

Description of collateral:

  Advance Self Storage, Lincoln, NE, 6.13%, 1/1/11, $1,422,239 par
Copper Junction, Copper Mountain, CO, 6.38%, 7/1/17, $1,918,856 par
Hunt Club Apartments, Waco, TX, 5.64%, 7/1/11, $1,164,575 par
Integrity Plaza Shopping Center, Albuquerque, NM, 7.88%, 7/1/12, $1,938,024 par
La Costa Meadows Industrial Park I, San Marcos, CA, 6.78%, 7/1/17, $1,250,000 par
La Costa Meadows Industrial Park II, San Marcos, CA, 7.53%, 7/1/17, $2,000,000 par
Minikahda Mini Storage IV, Minneapolis, MN, 7.15%, 3/1/11, $1,582,390 par
Naples Boat Club, Naples, FL, 6.43%, 1/1/17, $1,706,587 par
Palace Court, Santa Fe, NM, 6.68%, 11/1/11, $1,895,831 par
Par 3 Office Building, Bend, OR, 6.63%, 8/1/13, $1,900,000 par
Park Hollywood, Portland, OR, 7.38%, 6/1/12, $1,097,061 par
Perkins Restaurant, Maple Grove, MN, 6.38%, 1/1/11, $1,369,375 par
Rockwood Galleria, Gresham, OR, 7.25%, 2/1/11, $1,502,682 par
Stephens Center, Missoula, MT, 6.38%, 9/1/10, $1,816,709 par

The fund has entered into a loan agreement with MMLIC under which MMLIC made a term loan to the fund of $8,600,000, which matures on July 31, 2011, and agreed to make revolving loans to the fund of up to $2,400,000. Loans made under the loan agreement are secured by whole loans in the fund's portfolio and bear interest at the one-month LIBOR plus 2.625% with a "floor" interest rate of 5.00%. In addition, the fund pays an annual fee of 1.28% on any unused portion of the fund's revolving loan commitment.

(D)  Loan has matured and the fund is anticipating payoff or refinancing. Unless disclosed otherwise, the loan continues to make monthly payments.

(U)  Loan is currently in default with regards to scheduled interest and/or principal payments.

x  Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for the fund. See note 3 in Notes to Financial Statements.

▲  On February 28, 2009, the cost of investments for federal income tax purposes was approximately $63,949,346. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$614,753
Gross unrealized depreciation	(7,516,577)
Net unrealized depreciation	$(6,901,824)

First American Mortgage Funds 2009 Semiannual Report

Schedule of INVESTMENTS February 28, 2009 (unaudited)

American Strategic Income Portfolio II (BSP)

DESCRIPTION	DATE ACQUIRED	PAR	COST	VALUE (I)
(Percentages of each investment category relate to total net assets)
U.S. Government Agency Mortgage-Backed Securities (A) — 3.4%
Fixed Rate — 3.4%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231		$2,545,604	$2,602,151	$2,655,649
9.00%, 7/1/30, #C40149		124,495	127,320	132,027
Federal National Mortgage Association,
6.00%, 10/1/16, #607030		198,341	199,083	207,969
5.50%, 6/1/17, #648508		216,780	217,547	225,880
5.00%, 9/1/17, #254486		387,105	387,837	400,815
5.00%, 11/1/17, #657356		792,424	795,427	820,489
6.50%, 6/1/29, #252497		954,998	949,517	1,008,333
7.50%, 5/1/30, #535289		104,838	101,830	112,078
8.00%, 5/1/30, #538266		41,050	40,607	43,832
8.00%, 6/1/30, #253347		127,805	126,423	136,468
Total U.S. Government Agency Mortgage-Backed Securities			5,547,742	5,743,540
Corporate Notes °° ¶ — 12.8%
Fixed Rate — 12.8%
Sarofim South and Bland, 6.90%, 1/1/11	12/21/07	8,511,612	8,511,612	8,630,775
Stratus Properties II, 6.56%, 12/31/11	6/14/01	5,000,000	5,000,000	5,002,000
Stratus Properties III, 6.56%, 12/31/11	12/12/06	8,000,000	8,000,000	8,003,200
Total Corporate Notes			21,511,612	21,635,975
Whole Loans °° (P) — 101.1%
Commercial Loans — 58.5%
5555 East Van Buren I, Phoenix, AZ, 5.68%, 7/1/11 (B)	6/23/04	6,291,299	6,291,299	6,154,019
5555 East Van Buren II, Phoenix, AZ, 7.13%, 7/1/11 (B)	8/18/06	1,467,535	1,467,535	1,469,598
American Mini-Storage, Memphis, TN, 6.80%, 12/1/10 ¶	11/5/07	3,060,000	3,060,000	3,024,087
Bigelow Office Building, Las Vegas, NV, 6.38%, 4/1/17 (B)	3/31/97	1,123,508	1,123,508	999,394
Cypress Point Office Park I, Tampa, FL, 5.30%, 6/1/09 (B)	5/19/04	4,405,377	4,405,377	4,363,630
Cypress Point Office Park II, Tampa, FL, 5.30%, 6/1/09 (B)	5/19/04	4,280,079	4,280,079	4,239,519
Hickman Road, Clive, IA, 6.78%, 1/1/13 ¶ (B)	12/3/07	5,500,000	5,500,000	5,381,915
Oak Knoll Village Shopping Center, Austin, TX, 6.73%, 10/1/13 (B)	9/17/03	1,500,219	1,500,219	1,419,154
Office City Plaza, Houston, TX, 6.43%, 6/1/12 (B)	5/25/07	5,504,940	5,504,940	5,400,407
Oyster Point Office Park, Newport News, VA, 6.68%, 2/1/11 (B)	1/4/06	12,083,906	12,083,906	12,077,295
PennMont Office Plaza, Albuquerque, NM, 6.63%, 4/1/11 (B)	3/30/06	1,438,855	1,438,855	1,433,549
Perkins - Blaine, Blaine, MN, 6.63%, 1/1/17 (B)	12/13/06	1,822,999	1,822,999	1,545,257
Raveneaux Country Club, Spring, TX, 7.93%, 1/1/10 ¶ (U)	12/19/05	8,800,000	8,800,000	8,800,000
Redwood Dental Building, Taylorsville, UT, 7.40%, 7/1/12 (B)	6/28/02	2,443,604	2,443,604	2,462,876
Robberson Auto Dealerships, Bend & Prineville, OR, 6.40%, 4/1/17 (B)	3/30/07	7,184,606	7,184,606	6,206,495
Signal Butte, Mesa, AZ, 6.90%, 7/1/17 ¶ (B)	6/20/07	15,000,000	15,000,000	13,122,045
Station Square, Pompano Beach, FL, 6.33%, 2/1/14 ¶ (B)	1/19/07	12,000,000	12,000,000	9,492,926
Waste Connections Warehouse, Englewood, CO, 6.58%, 3/1/14 (B)	2/15/07	1,275,654	1,275,654	1,248,068
Woodmen Corporate Center, Colorado Springs, CO, 8.43%, 11/1/08 ¶ (B) (D)	8/8/05	9,950,000	9,950,000	9,950,000
			105,132,581	98,790,234
Multifamily Loans — 42.5%
Carolina Square Apartments, Tallahassee, FL, 6.63%, 8/1/12 ¶ (B)	7/20/07	7,875,000	7,875,000	7,656,132
Chardonnay Apartments, Tulsa, OK, 6.40%, 7/1/13 (B)	6/5/03	3,875,873	3,875,873	3,686,317
Lake Point Terrace Apartments, Madison, WI, 6.33%, 5/1/17 (B) (U)	4/13/07	4,970,969	4,970,969	3,479,678
Meadows Point, College Station, TX, 7.93%, 2/1/13 ¶ (C)	1/24/08	5,400,000	5,400,000	4,618,636
RP-Plaza Development, Oxnard, CA, 4.31%, 3/1/10 ¶ r	2/23/05	5,000,000	5,000,000	4,867,812
Sapphire Skies, Cle Elum, WA, 4.59%, 1/1/09 ¶ (U) (D) r	12/23/05	8,805,908	8,805,908	7,773,240
Summit Chase Apartments I, Coral Springs, FL, 6.68%, 1/1/09 ¶ (D)	7/7/05	12,670,000	12,670,000	8,869,000
Summit Chase Apartments II, Coral Springs, FL, 9.90%, 1/1/09 ¶ (D) (C) (S)	7/7/05	3,234,000	3,234,000	2,263,800

The accompanying notes are an integral part of the financial statements.

First American Mortgage Funds 2009 Semiannual Report

American Strategic Income Portfolio II (BSP)

DESCRIPTION	DATE ACQUIRED	PAR	COST	VALUE (I)
Sussex Club Apartments I, Athens, GA, 6.33%, 5/1/10 ¶	4/17/07	$9,126,000	$9,126,000	$9,148,633
Sussex Club Apartments II, Athens, GA, 6.88%, 5/1/10 ¶ (C) (S)	4/17/07	2,165,000	2,165,000	1,956,100
Trinity Oaks Apartments I, Dallas, TX, 6.53%, 4/1/09 ¶	3/30/06	7,000,000	7,000,000	5,833,429
Trinity Oaks Apartments II, Dallas, TX, 7.88%, 4/1/09 ¶ (C) (S)	3/30/06	1,690,000	1,690,000	1,183,000
Vista Bonita Apartments, Denton, TX, 7.90%, 6/1/10	3/4/05	2,706,358	2,706,358	2,706,358
Windy Meadows, Arlington, TX, 6.93%, 5/1/10 ¶ (B)	4/27/07	6,380,000	6,380,000	6,439,690
Winterland Apartments I, Grand Forks, ND, 9.23%, 7/1/12	6/6/97	524,112	524,112	513,406
Winterland Apartments II, Grand Forks, ND, 9.23%, 7/1/12 (C)	6/6/97	1,004,546	1,004,546	818,485
			82,427,766	71,813,716
Single Family Loans — 0.1%
Merchants Bank, 2 loans, Vermont, 10.48%, 12/1/20	12/18/92	54,153	54,604	55,778
PHH U.S. Mortgage, 2 loans, California & Delaware, 8.65%, 1/1/12	12/30/92	162,894	157,965	162,898
			212,569	218,676
Total Whole Loans			187,772,916	170,822,626
Preferred Stocks — 12.1%
Real Estate Investment Trusts — 12.1%
AMB Property, Series L (A)		99,600	2,326,357	1,195,200
AMB Property, Series M		14,360	367,561	186,680
AMB Property, Series O (A)		13,459	336,475	226,784
BRE Properties, Series C		94,000	1,867,780	1,549,120
BRE Properties, Series D		7,450	148,032	113,985
Developers Diversified Realty, Series H		37,600	770,800	188,376
Developers Diversified Realty, Series I		6,050	126,143	30,311
Duke Realty, Series J (A)		38,244	974,588	305,952
Duke Realty, Series L		27,260	521,211	218,625
Duke Realty, Series M (A)		83,200	1,704,000	732,160
Duke Realty, Series O		63,150	1,490,340	722,436
Equity Residential Properties, Series N		55,000	1,067,250	951,500
Health Care Properties, Series E		5,100	131,070	81,600
Health Care Properties, Series F (A)		40,485	1,020,755	607,275
Kimco Realty, Series F (A)		78,000	1,823,500	885,300
Kimco Realty, Series G		20,800	467,376	265,200
ProLogis Trust, Series F (A)		26,120	630,278	215,490
ProLogis Trust, Series G		11,700	245,700	104,364
PS Business Parks, Series H		37,600	752,000	601,600
PS Business Parks, Series I		13,200	259,644	202,092
PS Business Parks, Series M		37,600	774,560	586,560
PS Business Parks, Series P		11,650	223,330	168,925
Public Storage, Series A (A)		40,000	977,346	739,600
Public Storage, Series B		22,200	543,900	409,146
Public Storage, Series E (A)		28,200	641,550	474,042
Public Storage, Series I		37,600	817,800	688,456
Public Storage, Series K		24,850	540,487	457,737
Public Storage, Series X (A)		20,000	502,366	323,800
Public Storage, Series Z		20,000	497,779	313,600
Realty Income, Series D		90,000	2,281,500	1,620,000
Realty Income, Series E		37,600	812,160	626,040
Regency Centers, Series C		37,600	812,912	641,080
Regency Centers, Series E		84,200	1,912,340	1,237,740
UDR, Series G		37,600	804,640	595,208
Weingarten Realty Investors, Series F (A)		182,500	4,489,375	2,135,250
Total Preferred Stocks			33,662,905	20,401,234
Total Unaffiliated Investments			248,495,175	218,603,375

First American Mortgage Funds 2009 Semiannual Report

Schedule of INVESTMENTS February 28, 2009 (unaudited)

American Strategic Income Portfolio II (BSP)

DESCRIPTION	SHARES	COST	VALUE (I)
Short-Term Investment — 3.5%
First American Prime Obligations Fund, Class Z x	5,937,123	$5,937,123	$5,937,123
Total Investments ▲ — 132.9%		$254,432,298	$224,540,498
Other Assets and Liabilities, Net — (32.9)%			(55,562,712)
Total Net Assets — 100.0%			$168,977,786

(I)  Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

(A)  Securities pledged as collateral for outstanding reverse repurchase agreements. On February 28, 2009, securities valued at $10,801,673 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$5,032,000	2/19/09	0.75%	3/19/09	$1,048	(1)
2,097,000	2/9/09	2.20%	3/11/09	2,560	(2)
$7,129,000				$3,608

*  Interest rate as of February 28, 2009. Rate is based on the London Interbank Offered Rate ("LIBOR") plus a spread and reset monthly.

Name of broker and description of collateral:

(1)  Goldman Sachs:
Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $2,545,604 par
Federal Home Loan Mortgage Corporation, 9.00%, 7/1/30, $124,495 par
Federal National Mortgage Association, 6.00%, 10/1/16, $198,341 par
Federal National Mortgage Association, 5.50%, 6/1/17, $216,780 par
Federal National Mortgage Association, 5.00%, 9/1/17, $387,105 par
Federal National Mortgage Association, 5.00%, 11/1/17, $792,424 par
Federal National Mortgage Association, 6.50%, 6/1/29, $954,998 par
Federal National Mortgage Association, 7.50%, 5/1/30, $104,838 par
Federal National Mortgage Association, 8.00%, 5/1/30, $41,050 par
Federal National Mortgage Association, 8.00%, 6/1/30, $127,805 par

(2)  Dresdner Bank:
AMB Property, Series L, 37,600 shares
AMB Property, Series O, 13,459 shares
Duke Realty, Series J, 38,244 shares
Duke Realty, Series M, 8,000 shares
Health Care Properties, Series F, 40,485 shares
Kimco Realty, Series F, 20,000 shares
ProLogis Trust, Series F, 18,220 shares
Public Storage, Series A, 40,000 shares
Public Storage, Series E, 15,000 shares
Public Storage, Series X, 20,000 shares
Weingarten Realty Investors, Series F, 22,500 shares

The fund has entered into lending commitments with Goldman Sachs and Dresdner Bank. The monthly agreements permit the fund to enter into reverse repurchase agreements using U. S. government agency mortgage-backed securities and/or preferred stocks as collateral.

°°  Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. On February 28, 2009, the total value of fair valued securities was $192,458,601 or 113.9% of total net assets. See note 2 in Notes to Financial Statements.

¶  Interest Only – Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of February 28, 2009.

(P)  Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on February 28, 2009. Interest rates and maturity dates disclosed on single family loans represent the weighted average coupon and weighted average maturity for the underlying mortgage loans as of February 28, 2009. For participating loans the rates are based on the annual cash flow payments at the time of purchase.

The accompanying notes are an integral part of the financial statements.

First American Mortgage Funds 2009 Semiannual Report

American Strategic Income Portfolio II (BSP)

(B)  Securities pledged as collateral for outstanding borrowings under a loan agreement with Massachusetts Mutual Life Insurance Company ("MMLIC"). On February 28, 2009, securities valued at $108,227,964 were pledged as collateral for the following outstanding borrowings:

Amount	Rate*	Accrued Interest
$50,000,000	5.00%	$6,944

*  Interest rate as of February 28, 2009. Rate is based on the LIBOR plus 2.625% subject to a "floor" interest rate of 5.00% and reset monthly.

Description of collateral:

  5555 East Van Buren I, Phoenix, AZ, 5.68%, 7/1/11, $6,291,299 par
5555 East Van Buren II, Phoenix, AZ, 7.13%, 7/1/11, $1,467,535 par
Bigelow Office Building, Las Vegas, NV, 6.38%, 4/1/17, $1,123,508 par
Carolina Square Apartments, Tallahassee, FL, 6.63%, 8/1/12, $7,875,000 par
Chardonnay Apartments, Tulsa, OK, 6.40%, 7/1/13, $3,875,873 par
Cypress Point Office Park I, Tampa, FL, 5.30%, 6/1/09, $4,405,377 par
Cypress Point Office Park II, Tampa, FL, 5.30%, 6/1/09, $4,280,079 par
Hickman Road, Clive, IA, 6.78%, 1/1/13, $5,500,000 par
Lake Point Terrace Apartments, Madison, WI, 6.33%, 5/1/17, $4,970,969 par
Oak Knoll Village Shopping Center, Austin, TX, 6.73%, 10/1/13, $1,500,219 par
Office City Plaza, Houston, TX, 6.43%, 6/1/12, $5,504,940 par
Oyster Point Office Park, Newport News, VA, 6.68%, 2/1/11, $12,083,906 par
PennMont Office Plaza, Albuquerque, NM, 6.63%, 4/1/11, $1,438,855 par
Perkins – Blaine, Blaine, MN, 6.63%, 1/1/17, $1,822,999 par
Redwood Dental Building, Taylorsville, UT, 7.40%, 7/1/12, $2,443,604 par
Robberson Auto Dealerships, Bend & Prineville, OR, 6.40%, 4/1/17, $7,184,606 par
Signal Butte, Mesa, AZ, 6.90%, 7/1/17, $15,000,000 par
Station Square, Pompano Beach, FL, 6.33%, 2/1/14, $12,000,000 par
Waste Connections Warehouse, Englewood, CO, 6.58%, 3/1/14, $1,275,654 par
Windy Meadows, Arlington, TX, 6.93%, 5/1/10, $6,380,000 par
Woodmen Corporate Center, Colorado Springs, CO, 8.43%, 1/1/09, $9,950,000 par

The fund has entered into a loan agreement with MMLIC under which MMLIC made a term loan to the fund of $45,100,000 which matures on July 31, 2011, and agreed to make revolving loans to the fund of up to $12,900,000. Loans made under the loan agreement are secured by whole loans in the fund's portfolio and bear interest at the one-month LIBOR plus 2.625% with a "floor" interest rate of 5.00%. In addition, the fund pays an annual fee of 1.28% on any unused portion of the fund's revolving loan commitment.

(U)  Loan is currently in default with regards to scheduled interest and/or principal payments.

(D)  Loan has matured and the fund is anticipating payoff or refinancing. Unless disclosed otherwise, the loan continues to make monthly payments.

(C)  Participating Loan – A participating loan is one which contains provisions for the fund to participate in the income stream provided by the property, including net cash flows and capital proceeds. Monthly cash flow proceeds are only required to the extent excess cash flow is generated by the property as determined by the loan documents.

(S)  The participating loan is not currently making monthly cash flow payments.

r  Variable Rate Security – The rate shown is the net coupon rate in effect as of February 28, 2009.

x  Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for the fund. See note 3 in Notes to Financial Statements.

▲  On February 28, 2009, the cost of investments for federal income tax purposes was approximately $254,432,298. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$429,947
Gross unrealized depreciation	(30,321,747)
Net unrealized depreciation	$(29,891,800)

First American Mortgage Funds 2009 Semiannual Report

Schedule of INVESTMENTS February 28, 2009 (unaudited)

American Strategic Income Portfolio III (CSP)

DESCRIPTION	DATE ACQUIRED	PAR	COST	VALUE (I)
(Percentages of each investment category relate to total net assets)
U.S. Government Agency Mortgage-Backed Securities (A) — 2.7%
Fixed Rate — 2.7%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231		$2,545,604	$2,602,150	$2,655,649
9.00%, 7/1/30, #C40149		174,293	178,247	184,838
Federal National Mortgage Association,
6.00%, 10/1/16, #607030		198,341	199,085	207,969
5.50%, 2/1/17, #623874		345,418	344,841	360,134
5.50%, 6/1/17, #648508		216,780	217,547	225,880
5.00%, 9/1/17, #254486		387,104	387,838	400,814
5.00%, 11/1/17, #657356		792,424	795,427	820,489
6.50%, 6/1/29, #252497		668,499	664,662	705,833
7.50%, 5/1/30, #535289		104,838	101,830	112,078
8.00%, 5/1/30, #538266		41,050	40,607	43,833
8.00%, 6/1/30, #253347		115,025	113,781	122,822
Total U.S. Government Agency Mortgage-Backed Securities			5,646,015	5,840,339
Corporate Notes °° ¶ — 11.5%
Fixed Rate — 11.5%
Sarofim Brookhaven, 6.90%, 1/1/11	12/21/07	10,040,375	10,040,375	10,180,940
Stratus Properties IV, 6.56%, 12/31/11	12/1/06	7,000,000	7,000,000	7,002,800
Stratus Properties VI, 6.92%, 12/31/11	6/1/07	8,000,000	8,000,000	8,079,200
Total Corporate Notes			25,040,375	25,262,940
Private Mortgage-Backed Security °° — 0.0%
Fixed Rate — 0.0%
First Gibraltar, Series 1992-MM, Class B, 6.06%, 10/25/217/30/9393,939			57,554	—
Whole Loans °° (P) — 100.9%
Commercial Loans — 59.7%
150 North Pantano I, Tucson, AZ, 5.40%, 2/1/10 ¶ (B) r	1/4/05	3,525,000	3,525,000	3,301,500
150 North Pantano II, Tucson, AZ, 14.88%, 2/1/10 ¶	1/4/05	440,000	440,000	308,000
8324 East Hartford Drive I, Scottsdale, AZ, 5.15%, 5/1/09 (B)	4/8/04	3,711,214	3,711,214	3,711,214
Academy Spectrum, Colorado Springs, CO, 7.73%, 5/1/09 (B) (U)	12/18/02	4,959,112	4,959,112	3,471,378
Alliant University, Fresno, CA, 7.15%, 8/1/11 (B)	7/12/06	2,788,977	2,788,977	2,800,173
Apple Blossom Convenience Center, Winchester, VA, 6.58%, 8/1/12 ¶	7/9/07	2,150,000	2,150,000	2,070,710
Biltmore Lakes Corporate Center, Phoenix, AZ, 6.00%, 9/1/09 (B)	8/2/04	3,222,438	3,222,438	3,209,533
Carrier 360 I, Grand Prairie, TX, 5.40%, 7/1/09 (B)	6/28/04	3,174,880	3,174,880	3,174,880
Carrier 360 II, Grand Prairie, TX, 5.88%, 7/1/09	12/16/05	330,569	330,569	329,750
Fairview Business Park, Salem, OR, 7.33%, 8/1/11 (B)	7/14/06	7,590,028	7,590,028	7,448,747
First Colony Marketplace, Sugar Land, TX, 6.43%, 9/1/10 ¶ (B)	8/15/07	12,900,000	12,900,000	11,354,561
France Avenue Business Park II, Brooklyn Center, MN, 7.40%, 10/1/12 (B)	9/12/02	4,310,390	4,310,390	4,287,465
France Avenue Business Park II (second), Brooklyn Center, MN, 7.38%, 10/1/12 ¶	1/17/08	600,000	600,000	595,701
Jilly's American Grill, Scottsdale, AZ, 4.31%, 9/1/09 ¶ (B) r	8/19/05	1,810,000	1,810,000	1,765,337
La Cholla Plaza I, Tucson, AZ, 3.61%, 8/1/09 ¶ (B) r	7/26/06	11,135,604	11,135,604	10,806,951
La Cholla Plaza II, Tucson, AZ, 14.88%, 8/1/09 ¶ ¹	7/26/06	1,389,396	1,389,396	1,198,386
Memphis Medical Building, Memphis, TN, 6.40%, 9/1/12 ¶	8/22/07	4,250,000	4,250,000	4,096,733
NCH Commercial Pool I, Tucson, AZ, 11.93%, 4/1/10 ¶	3/27/07	5,500,000	5,500,000	5,176,923
NCH Commercial Pool II, Phoenix, AZ, 11.93%, 1/1/11 ¶ ¹	12/4/07	14,000,000	14,000,000	13,567,693
Noah's Ark Self Storage, San Antonio, TX, 6.48%, 9/1/10 ¶ (B)	8/24/07	2,400,000	2,400,000	2,359,598
North Austin Business Center, Austin, TX, 5.65%, 11/1/11 (B)	10/29/04	3,853,649	3,853,649	3,726,774
Outlets at Casa Grande I, Casa Grande, AZ, 6.93%, 3/1/11 ¶ (B)	2/27/06	7,300,000	7,300,000	7,247,442
Outlets at Casa Grande II, Casa Grande, AZ, 6.90%, 3/1/11 ¶ (B)	4/11/07	3,500,000	3,500,000	3,478,163
Paradise Boulevard, Albuquerque, NM, 6.50%, 4/1/17 ¶ (B)	3/26/07	4,600,000	4,600,000	4,100,568

The accompanying notes are an integral part of the financial statements.

First American Mortgage Funds 2009 Semiannual Report

American Strategic Income Portfolio III (CSP)

DESCRIPTION	DATE ACQUIRED	PAR/ SHARES	COST	VALUE (I)
RealtiCorp Fund III, Orlando/Crystal River, FL, 6.84%, 7/1/09 ¶ r	2/28/06	$4,222,755	$4,222,755	$4,222,755
Shoppes at Jonathan's Landing, Jupiter, FL, 7.95%, 5/1/10 (B)	4/12/00	2,697,672	2,697,672	2,732,493
Silver Star Storage, Austin, TX, 6.40%, 4/1/11 ¶	3/25/08	4,160,000	4,160,000	4,031,437
Spa Atlantis, Pompano Beach, FL, 6.93%, 4/1/09 ¶ (U)	9/30/05	19,281,600	19,281,600	13,497,120
Tatum Ranch Center, Phoenix, AZ, 6.53%, 9/1/11 (B)	8/25/04	3,485,319	3,485,319	3,388,171
			143,288,603	131,460,156
Multifamily Loans — 41.2%
Avalon Hills I, Omaha, NE, 6.93%, 3/1/10 ¶ (B)	3/1/07	10,720,000	10,720,000	10,804,774
Avalon Hills II, Omaha, NE, 9.88%, 3/1/10 ¶ (C) (S)	3/1/07	2,448,800	2,448,800	1,851,668
Chateau Club Apartments I, Athens, GA, 6.68%, 12/1/10 ¶	12/20/07	6,623,000	6,623,000	6,578,153
Chateau Club Apartments II, Athens, GA, 6.88%, 12/1/10 ¶ (C) (S)	12/20/07	1,439,024	1,439,024	1,080,408
Citadel Apartments I, El Paso, TX, 6.53%, 4/1/10 ¶ (B)	3/30/07	10,300,000	10,300,000	10,300,000
Citadel Apartments II, El Paso, TX, 9.88%, 4/1/10 ¶	3/30/07	500,000	500,000	465,986
Country Villa Apartments, West Lafayette, IN, 6.90%, 9/1/13 (B)	8/29/03	2,449,864	2,449,864	2,229,083
Courtyards at Mesquite I, Mesquite, TX, 6.53%, 11/1/09 (B)	10/14/05	7,444,215	7,444,215	7,476,654
Courtyards at Mesquite II, Mesquite, TX, 7.90%, 11/1/09 ¶ (C) (S)	10/14/05	2,850,000	2,850,000	2,100,563
El Dorado Apartments I, Tucson, AZ, 7.15%, 9/1/12 (B)	8/26/04	2,517,507	2,517,507	2,504,370
El Dorado Apartments II, Tucson, AZ, 7.13%, 9/1/12	8/26/04	493,978	493,978	488,477
Geneva Village Apartments I, West Jordan, UT, 7.00%, 1/1/14 (B)	12/24/03	1,204,812	1,204,812	1,182,630
Geneva Village Apartments II, West Jordan, UT, 9.88%, 1/1/13	12/24/03	41,523	41,523	39,640
Good Haven Apartments I, Dallas, TX, 5.43%, 9/1/07 ¶ r (U) (D)	8/24/04	6,737,000	6,737,000	4,715,900
Good Haven Apartments II, Dallas, TX, 14.88%, 9/1/07 ¶ (U) (D)	8/24/04	842,000	842,000	589,400
Good Haven Apartments III, Dallas, TX, 14.88%, 5/1/09 ¶ (U)	7/3/08	694,096	694,096	485,867
Meadowview Village Apartments I, West Jordan, UT, 7.00%, 1/1/14	12/24/03	874,460	874,460	858,361
Meadowview Village Apartments II, West Jordan, UT, 9.88%, 1/1/13	12/24/03	41,523	41,523	39,640
Meridian Pointe Apartments, Kalispell, MT, 8.73%, 4/1/12 (B)	3/7/97	1,031,387	1,031,387	1,066,926
Montevista Apartments, Fort Worth, TX, 7.43%, 9/1/12 ¶ (C)	8/30/07	7,308,000	7,308,000	5,408,469
NCH Multifamily Pool, Oklahoma City, OK, 11.93%, 11/1/09 ¶	10/17/06	4,993,450	4,993,450	4,672,927
Parkway Village Apartments I, West Jordan, UT, 7.00%, 1/1/14	12/24/03	828,792	828,792	813,940
Parkway Village Apartments II, West Jordan, UT, 9.88%, 1/1/13	12/24/03	41,522	41,522	39,640
Plantation Pines I, Tyler, TX, 6.59%, 2/1/10 ¶ (B)	1/17/07	3,328,000	3,328,000	3,333,549
Plantation Pines II, Tyler, TX, 10.57%, 2/1/10 ¶	1/17/07	416,000	416,000	346,576
RiverPark Land Lot III, Oxnard, CA, 4.31%, 11/1/09 ¶ r	10/9/07	3,650,000	3,650,000	3,571,062
Villas of Woodgate, Lansing, MI, 6.40%, 2/1/12 (B)	2/1/07	3,573,168	3,573,168	3,397,580
Vista Village Apartments I, El Paso, TX, 6.53%, 4/1/10 ¶ (B)	3/30/07	6,100,000	6,100,000	6,100,000
Vista Village Apartments II, El Paso, TX, 9.88%, 4/1/10 ¶	3/30/07	350,000	350,000	327,765
Whispering Oaks I, Little Rock, AR, 6.53%, 2/1/10 ¶ (B)	1/10/07	6,800,000	6,800,000	6,793,993
Whispering Oaks II, Little Rock, AR, 9.88%, 2/1/10 ¶ (C) (S)	1/10/07	1,636,000	1,636,000	1,145,200
			98,278,121	90,809,201
Total Whole Loans			241,566,724	222,269,357
Preferred Stocks — 13.8%
Real Estate Investment Trusts — 13.8%
AMB Property, Series L		164,120	3,789,361	1,969,440
AMB Property, Series M (A)		41,240	950,889	536,120
AMB Property, Series O (A)		9,613	240,325	161,979
AMB Property, Series P		21,200	429,300	255,460
BRE Properties, Series C		66,300	1,317,381	1,092,624
BRE Properties, Series D		5,250	104,318	80,325
Developers Diversified Realty, Series G		57,600	997,080	311,040
Developers Diversified Realty, Series H		69,320	1,234,880	347,293
Developers Diversified Realty, Series I		4,270	89,030	21,393
Duke Realty, Series J (A)		20,956	535,385	167,648
Duke Realty, Series L		19,220	367,486	154,145
Duke Realty, Series M		55,040	1,110,800	484,352
Duke Realty, Series O		44,550	1,051,380	509,652

First American Mortgage Funds 2009 Semiannual Report

Schedule of INVESTMENTS February 28, 2009 (unaudited)

American Strategic Income Portfolio III (CSP)

DESCRIPTION	SHARES	COST	VALUE (I)
Equity Residential Properties, Series N	10,700	$226,305	$185,110
Health Care Properties, Series E (A)	7,690	197,633	123,040
Health Care Properties, Series F (A)	84,750	2,140,449	1,271,250
Kimco Realty, Series F	163,000	3,797,000	1,850,050
Kimco Realty, Series G	114,700	2,796,559	1,462,425
Post Properties, Series B	1,600	39,940	20,000
ProLogis Trust, Series F	33,905	835,567	279,716
ProLogis Trust, Series G	8,300	174,300	74,036
PS Business Parks, Series H	26,520	530,400	424,320
PS Business Parks, Series I	94,300	1,634,731	1,443,733
PS Business Parks, Series K	25,000	575,000	437,500
PS Business Parks, Series L (A)	7,000	179,550	115,150
PS Business Parks, Series M	26,520	546,312	413,712
PS Business Parks, Series O	100,000	2,050,000	1,674,000
PS Business Parks, Series P	8,200	157,194	118,900
Public Storage, Series A (A)	38,000	921,909	702,620
Public Storage, Series C	30,000	626,100	497,700
Public Storage, Series E	9,300	186,000	156,333
Public Storage, Series H	40,000	876,000	708,800
Public Storage, Series I	26,520	576,810	485,581
Public Storage, Series K	17,550	381,712	323,271
Public Storage, Series L	20,000	430,000	332,000
Public Storage, Series X	74,000	1,786,319	1,198,060
Public Storage, Series Z	30,000	746,643	470,400
Realty Income, Series D (A)	97,500	2,474,125	1,755,000
Realty Income, Series E	26,520	572,832	441,558
Regency Centers, Series C	26,520	573,362	452,166
Regency Centers, Series E	94,270	2,221,248	1,385,769
UDR, Series G	26,520	567,528	419,812
Vornado Realty Trust, Series E (A)	7,400	186,598	103,378
Vornado Realty Trust, Series F	7,800	164,970	101,400
Vornado Realty Trust, Series H	163,000	2,771,000	2,105,960
Weingarten Realty Investors, Series F (A)	242,500	5,989,375	2,837,250
Total Preferred Stocks		50,151,086	30,461,471
Total Unaffiliated Investments		322,461,754	283,834,107
Short-Term Investment — 1.2%
First American Prime Obligations Fund, Class Z x	2,640,488	2,640,488	2,640,488
Total Investments ▲ — 130.1%		$325,102,242	$286,474,595
Other Assets and Liabilities, Net — (30.1)%			(66,201,927)
Total Net Assets — 100.0%			$220,272,668

(I)  Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

(A)  Securities pledged as collateral for outstanding reverse repurchase agreements. On February 28, 2009, securities valued at $8,387,416 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$5,235,000	2/19/09	0.75%	3/19/09	$1,091	(1)
1,249,000	2/9/09	2.20%	3/11/09	1,525	(2)
$6,484,000				$2,616

The accompanying notes are an integral part of the financial statements.

First American Mortgage Funds 2009 Semiannual Report

American Strategic Income Portfolio III (CSP)

*  Interest rate as of February 28, 2009. Rate is based on the London Interbank Offered Rate ("LIBOR") plus a spread and reset monthly.

Name of broker and description of collateral:

(1)  Goldman Sachs:
Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $2,545,604 par
Federal Home Loan Mortgage Corporation, 9.00%, 7/1/30, $174,293 par
Federal National Mortgage Association, 6.00%, 10/1/16, $198,341 par
Federal National Mortgage Association, 5.50%, 2/1/17, $345,418 par
Federal National Mortgage Association, 5.50%, 6/1/17, $216,780 par
Federal National Mortgage Association, 5.00%, 9/1/17, $387,104 par
Federal National Mortgage Association, 5.00%, 11/1/17, $792,424 par
Federal National Mortgage Association, 6.50%, 6/1/29, $668,499 par
Federal National Mortgage Association, 7.50%, 5/1/30, $104,838 par
Federal National Mortgage Association, 8.00%, 5/1/30, $41,050 par
Federal National Mortgage Association, 8.00%, 6/1/30, $115,025 par

(2)  Dresdner Bank:
AMB Property, Series M, 21,240 shares
AMB Property, Series O, 9,613 shares
Duke Realty, Series J, 20,956 shares
Health Care Properties, Series E, 7,690 shares
Health Care Properties, Series F, 1,950 shares
PS Business Parks, Series L, 7,000 shares
Public Storage, Series A, 38,000 shares
Realty Income, Series D, 17,000 shares
Vornado Realty Trust, Series E, 7,400 shares
Weingarten Realty Investors, Series F, 22,500 shares

The fund has entered into lending commitments with Goldman Sachs and Dresdner Bank. The monthly agreements permit the fund to enter into reverse repurchase agreements using U.S. government agency mortgage-backed securities and/or preferred stocks as collateral.

°°  Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. On February 28, 2009, the total value of fair valued securities was $247,532,297 or 112.4% of total net assets. See note 2 in Notes to Financial Statements.

¶  Interest Only – Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of February 28, 2009.

(P)  Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on February 28, 2009. For participating loans the rates are based on the annual cash flow payments expected at the time of purchase.

(B)  Securities pledged as collateral for outstanding borrowings under a loan agreement with Massachusetts Mutual Life Insurance Company ("MMLIC"). On February 28, 2009, securities valued at $137,554,507 were pledged as collateral for the following outstanding borrowings:

Amount	Rate*	Accrued Interest
$62,000,000	5.00%	$8,611

*  Interest rate as of February 28, 2009. Rate is based on the LIBOR plus 2.625% subject to a "floor" interest rate of 5.00% and reset monthly.

Description of collateral:

  150 North Pantano I, Tucson, AZ, 5.40%, 2/1/09, $3,525,000 par
8324 East Hartford Drive I, Scottsdale, AZ, 5.15%, 5/1/09, $3,711,214 par
Academy Spectrum, Colorado Springs, CO, 7.73%, 5/1/09, $4,959,112 par
Alliant University, Fresno, CA, 7.15%, 8/1/11, $2,788,977 par
Avalon Hills I, Omaha, NE, 6.93%, 3/1/10, $10,720,000 par
Biltmore Lakes Corporate Center, Phoenix, AZ, 6.00%, 9/1/09, $3,222,438 par
Carrier 360 I, Grand Prairie, TX, 5.40%, 7/1/09, $3,174,880 par
Citadel Apartments I, El Paso, TX, 6.53%, 4/1/10, $10,300,000 par
Country Villa Apartments, West Lafayette, IN, 6.90%, 9/1/13, $2,449,864 par
Courtyards at Mesquite I, Mesquite, TX, 6.53%, 11/1/09, $7,444,215 par
El Dorado Apartments I, Tucson, AZ, 7.15%, 9/1/12, $2,517,507 par
Fairview Business Park, Salem, OR, 7.33%, 8/1/11, $7,590,028 par
First Colony Marketplace, Sugar Land, TX, 6.43%, 9/1/10, $12,900,000 par

First American Mortgage Funds 2009 Semiannual Report

Schedule of INVESTMENTS February 28, 2009 (unaudited)

American Strategic Income Portfolio III (CSP)

France Avenue Business Park II, Brooklyn Center, MN, 7.40%, 10/1/12, $4,310,390 par
Geneva Village Apartments I, West Jordan, UT, 7.00%, 1/1/14, $1,204,812 par
Jilly's American Grill, Scottsdale, AZ, 4.31%, 9/1/09, $1,810,000 par
La Cholla Plaza I, Tucson, AZ, 3.61%, 8/1/09, $11,135,604 par
Meridian Pointe Apartments, Kalispell, MT, 8.73%, 4/1/12, $1,031,387 par
Noah's Ark Self Storage, San Antonio, TX, 6.48%, 9/1/10, $2,400,000 par
North Austin Business Center, Austin, TX, 5.65%, 11/1/11, $3,853,649 par
Outlets at Casa Grande I, Casa Grande, AZ, 6.93%, 3/1/11, $7,300,000 par
Outlets at Casa Grande II, Casa Grande, AZ, 6.90%, 3/1/11, $3,500,000 par
Paradise Boulevard, Albuquerque, NM, 6.50%, 4/1/17, $4,600,000 par
Plantation Pines I, Tyler, TX, 6.59%, 2/1/10, $3,328,000 par
Shoppes at Jonathan's Landing, Jupiter, FL, 7.95%, 5/1/10, $2,697,672 par
Tatum Ranch Center, Phoenix, AZ, 6.53%, 9/1/11, $3,485,319 par
Villas of Woodgate, Lansing, MI, 6.40%, 2/1/12, $3,573,168 par
Vista Village Apartments I, El Paso, TX, 6.53%, 4/1/10, $6,100,000 par
Whispering Oaks I, Little Rock, AR, 6.53%, 2/1/10, $6,800,000 par

The fund has entered into a loan agreement with MMLIC under which MMLIC made a term loan to the fund of $54,400,000, which matures on July 31, 2011, and agreed to make revolving loans to the fund of up to $15,600,000. Loans made under the loan agreement are secured by whole loans in the fund's portfolio and bear interest at the one-month LIBOR plus 2.625% with a "floor" interest rate of 5.00%. In addition, the fund pays an annual fee of 1.28% on any unused portion of the fund's revolving loan commitment.

r  Variable Rate Security – The rate shown is the net coupon rate in effect as of February 28, 2009.

(U)  Loan is currently in default with regards to scheduled interest and/or principal payments.

¹  Loan agreement was modified to allow borrower to pay no interest currently; however, interest will continue to accrue and will be payable at maturity.

(C)  Participating Loan – A participating loan is one which contains provisions for the fund to participate in the income stream provided by the property, including net cash flows and capital proceeds. Monthly cash flow proceeds are only required to the extent excess cash flow is generated by the property as determined by the loan documents.

(S)  The participating loan is not currently making monthly cash flow payments.

(D)  Loan has matured and the fund is anticipating payoff or refinancing. Unless disclosed otherwise, the loan continues to make monthly payments.

x  Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for the fund. See note 3 in Notes to Financial Statements.

▲  On February 28, 2009, the cost of investments for federal income tax purposes was approximately $325,102,242. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$621,207
Gross unrealized depreciation	(39,248,854)
Net unrealized depreciation	$(38,627,647)

The accompanying notes are an integral part of the financial statements.

First American Mortgage Funds 2009 Semiannual Report

American Select Portfolio (SLA)

DESCRIPTION	DATE ACQUIRED	PAR	COST	VALUE (I)
(Percentages of each investment category relate to total net assets)
U.S. Government Agency Mortgage-Backed Securities (A) — 3.0%
Fixed Rate — 3.0%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231		$1,431,903	$1,463,708	$1,493,803
7.50%, 12/1/29, #C00896		233,615	229,891	249,479
Federal National Mortgage Association,
5.00%, 11/1/17, #657356		792,424	795,426	820,489
6.50%, 6/1/29, #252497		859,498	854,564	907,500
7.50%, 5/1/30, #535289		58,243	56,572	62,265
8.00%, 5/1/30, #538266		22,805	22,559	24,351
Total U.S. Government Agency Mortgage-Backed Securities			3,422,720	3,557,887
Corporate Notes °° ¶ — 14.0%
Fixed Rate — 14.0%
Sarofim Northwest, 6.90%, 1/1/11	12/21/07	8,181,250	8,181,250	8,295,787
Stratus Properties I, 6.56%, 12/31/11	12/28/00	5,000,000	5,000,000	5,002,000
Stratus Properties VII, 6.92%, 12/31/11	6/1/07	3,500,000	3,500,000	3,534,650
Total Corporate Notes			16,681,250	16,832,437
Commercial Mortgage-Backed Securities r — 1.9%
Other — 1.9%
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class A4, 5.74%, 9/11/42		1,456,221	1,011,573	963,589
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, 6.15%, 4/15/41		2,000,000	1,372,187	1,270,417
Total Commercial Mortgage-Backed Securities			2,383,760	2,234,006
Whole Loans °° (P) — 103.7%
Commercial Loans — 73.9%
12000 Aerospace, Clear Lake, TX, 5.43%, 1/1/10 (B)	12/22/04	4,985,244	4,985,244	4,966,760
ABC Conoco, Aspen, CO, 6.65%, 11/1/11 (B)	10/31/06	3,957,384	3,957,384	3,872,441
Cingular Wireless Building, Richardson, TX, 7.03%, 7/1/11 (B)	6/21/06	6,469,290	6,469,290	6,501,498
Clear Lake Central I, Webster, TX, 6.63%, 8/1/11 (B)	7/27/06	7,067,782	7,067,782	7,012,115
Gallery Row, Tucson, AZ, 11.88%, 10/1/11 ¶	9/7/06	500,000	500,000	425,465
George Gee Hummer, Liberty Lake, WA, 3.88%, 7/1/10 ¶ (B)	6/30/05	2,125,000	2,125,000	1,643,074
George Gee Pontiac I, Liberty Lake, WA, 3.90%, 7/1/10 ¶ (B)	6/30/05	4,675,000	4,675,000	3,616,597
George Gee Pontiac II, Liberty Lake, WA, 3.88%, 7/1/10 ¶	9/14/06	750,000	750,000	579,909
George Gee Porsche, Liberty Lake, WA, 3.88%, 7/1/10 ¶ (B)	9/14/06	2,500,000	2,500,000	1,933,029
Highland Park I, Scottsdale, AZ, 6.77%, 3/1/11 (B)	2/23/06	9,327,844	9,327,844	9,355,894
Highland Park II, Scottsdale, AZ, 9.88%, 3/1/11	2/23/06	1,191,330	1,191,330	1,126,058
Kolb Plaza I, Tucson, AZ, 6.50%, 8/1/10 ¶ (B)	7/18/07	3,520,000	3,520,000	3,513,200
Kolb Plaza II, Tucson, AZ, 9.88%, 8/1/10 ¶	7/18/07	440,000	440,000	371,785
Landmark Bank Center, Euless, TX, 3.85% through 4/30/09, thereafter 5.85%, 5/1/11 ¶	7/1/04	3,242,424	3,242,424	3,066,519
Landmark Bank Center II, Euless, TX, 5.58%, 5/1/11 ¶	6/12/08	1,157,576	1,157,576	810,303
Mandala Agency Building, Bend, OR, 6.38%, 6/1/17 ¶ (B)	5/23/07	2,175,000	2,175,000	1,951,365
Northrop Grumman Campus I, Colorado Springs, CO, 5.93%, 12/1/09 ¶ (B) r	11/15/05	5,700,000	5,700,000	4,754,023
Northrop Grumman Campus II, Colorado Springs, CO, 13.88%, 12/1/09 ¶	11/15/05	500,000	500,000	407,810
Oxford Mall, Oxford, MS, 6.93%, 1/1/10 ¶	9/24/04	4,216,645	4,216,645	4,216,269
Peony Promenade, Plymouth, MN, 6.93%, 6/1/13 (B)	5/12/03	4,749,077	4,749,077	4,559,201
Point Plaza, Turnwater, WA, 8.43%, 1/1/11	12/14/00	5,838,993	5,838,993	5,660,829
RL Stowe Portfolio, Belmont, NC & Chattanooga, TN, 6.83%, 11/1/12 (B)	10/12/07	8,076,808	8,076,808	7,945,432
Superior Ford Dealership, Plymouth, MN, 6.43%, 7/1/17 (B)	6/28/07	5,120,912	5,120,912	4,289,490
Town Square #6, Olympia, WA, 7.40%, 9/1/12 (B)	8/2/02	3,675,644	3,675,644	3,674,155
Victory Packaging, Phoenix, AZ, 8.53%, 1/1/12 (B)	12/20/01	2,352,443	2,352,443	2,423,016
			94,314,396	88,676,237

First American Mortgage Funds 2009 Semiannual Report

Schedule of INVESTMENTS February 28, 2009 (unaudited)

American Select Portfolio (SLA)

DESCRIPTION	DATE ACQUIRED	PAR/ SHARES	COST	VALUE (I)
Multifamily Loans — 29.8%
Briarhill Apartments I, Eden Prairie, MN, 6.90%, 9/1/15	8/11/03	$4,410,991	$4,410,991	$4,164,852
Briarhill Apartments II, Eden Prairie, MN, 6.88%, 9/1/15	8/11/03	478,970	478,970	472,312
El Conquistador Apartments, Tucson, AZ, 7.65%, 4/1/09 (B)	3/24/99	2,539,503	2,539,503	2,539,503
Highland House Apartments, Dallas, TX, 6.80%, 10/1/10 ¶ (B)	9/10/07	2,700,000	2,700,000	2,701,109
Hunters Meadow, Colorado Springs, CO, 7.80%, 8/1/12	7/2/02	5,855,744	5,855,744	4,306,081
Keystone Crossings, Springdale, AZ, 8.15%, 7/1/10 ¶ (C) (S)	6/27/07	4,024,000	4,024,000	3,681,918
NCH Multifamily Pool II, Oklahoma City, OK, 11.93%, 10/1/10 ¶ ¹	10/1/07	5,400,000	5,400,000	5,044,414
Revere Apartments, Revere, MA, 6.28%, 3/1/12 (B)	3/8/07	1,661,765	1,661,765	1,614,239
RP Urban Partners, Oxnard, CA, 4.31%, 3/1/10 ¶ r	2/23/05	5,000,000	5,000,000	4,867,812
Sheridan Pond Apartments, Tulsa, OK, 6.43%, 7/1/13 (B)	6/5/03	6,724,405	6,724,405	6,401,503
			38,795,378	35,793,743
Total Whole Loans			133,109,774	124,469,980
Preferred Stocks — 10.5%
Real Estate Investment Trusts — 10.5%
AMB Property, Series L		23,820	470,445	285,840
AMB Property, Series M (A)		8,700	222,285	113,100
AMB Property, Series O		10,228	255,700	172,342
BRE Properties, Series C		59,550	1,183,259	981,384
BRE Properties, Series D		4,700	93,389	71,910
Developers Diversified Realty, Series H		23,820	488,310	119,338
Developers Diversified Realty, Series I		3,830	79,856	19,188
Duke Realty, Series L		17,270	330,202	138,506
Duke Realty, Series M		47,640	952,800	419,232
Duke Realty, Series O		40,000	944,000	457,600
Equity Residential Properties, Series N		49,500	950,925	856,350
Health Care Properties, Series E		1,810	46,517	28,960
Health Care Properties, Series F (A)		37,480	945,244	562,200
Kimco Realty, Series G (A)		78,200	1,902,854	997,050
ProLogis Trust, Series F		5,000	105,000	41,250
ProLogis Trust, Series G		7,400	155,400	66,008
PS Business Parks, Series H		23,820	476,400	381,120
PS Business Parks, Series I		8,400	165,228	128,604
PS Business Parks, Series M		23,820	490,692	371,592
PS Business Parks, Series P		7,400	141,858	107,300
Public Storage, Series E (A)		73,300	1,793,750	1,232,173
Public Storage, Series I		23,820	518,085	436,144
Public Storage, Series K		15,700	341,475	289,194
Realty Income, Series D		60,000	1,521,000	1,080,000
Realty Income, Series E		23,820	514,512	396,603
Regency Centers, Series C		23,820	514,988	406,131
Regency Centers, Series E		46,170	1,032,215	678,699
UDR, Series G		23,820	509,748	377,071
Weingarten Realty Investors, Series F		120,000	3,000,000	1,404,000
Total Preferred Stocks			20,146,137	12,618,889
Total Unaffiliated Investments			175,743,641	159,713,199

The accompanying notes are an integral part of the financial statements.

First American Mortgage Funds 2009 Semiannual Report

American Select Portfolio (SLA)

DESCRIPTION	SHARES	COST	VALUE (I)
Short-Term Investment — 1.2%
First American Prime Obligations Fund, Class Z x	1,464,188	$1,464,188	$1,464,188
Total Investments ▲ — 134.3%		$177,207,829	$161,177,387
Other Assets and Liabilities, Net — (34.3)%			(41,179,403)
Total Net Assets — 100.0%			$119,997,984

(I)  Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

(A)  Securities pledged as collateral for outstanding reverse repurchase agreements. On February 28, 2009, securities valued at $5,140,662 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$3,353,000	2/19/09	0.75%	3/19/09	$699	(1)
914,000	2/9/09	2.20%	3/11/09	1,116	(2)
$4,267,000				$1,815

*  Interest rate as of February 28, 2009. Rate is based on the London Interbank Offered Rate ("LIBOR") plus a spread and reset monthly.

Name of broker and description of collateral:

(1)  Goldman Sachs:
Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $1,431,903 par
Federal Home Loan Mortgage Corporation, 7.50%, 12/1/29, $233,615 par
Federal National Mortgage Association, 5.00%, 11/1/17, $792,424 par
Federal National Mortgage Association, 6.50%, 6/1/29, $859,498 par
Federal National Mortgage Association, 7.50%, 5/1/30, $58,243 par
Federal National Mortgage Association, 8.00%, 5/1/30, $22,805 par

(2)  Dresdner Bank:
AMB Property, Series M, 8,700 shares
Health Care Properties, Series F, 14,680 shares
Kimco Realty, Series G, 12,300 shares
Public Storage, Series E, 65,000 shares

The fund has entered into lending commitments with Goldman Sachs and Dresdner Bank. The monthly agreements permit the fund to enter into reverse repurchase agreements using U.S. government agency mortgage-backed securities and/or preferred stocks as collateral.

°°  Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. On February 28, 2009, the total value of fair valued securities was $141,302,417 or 117.8% of total net assets. See note 2 in Notes to Financial Statements.

¶  Interest Only – Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of February 28, 2009.

r  Variable Rate Security – The rate shown is the net coupon rate in effect as of February 28, 2009.

(P)  Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on February 28, 2009. For participating loans the rates are based on the annual cash flow payments expected at the time of purchase.

(B)  Securities pledged as collateral for outstanding borrowings under a loan agreement with Massachusetts Mutual Life Insurance Company ("MMLIC"). On February 28, 2009, securities valued at $85,267,644 were pledged as collateral for the following outstanding borrowings:

Amount	Rate*	Accrued Interest
$38,000,000	5.00%	$5,278

*  Interest rate as of February 28, 2009. Rate is based on the LIBOR plus 2.625% subject to a "floor" interest rate of 5.00% and reset monthly.

First American Mortgage Funds 2009 Semiannual Report

Schedule of INVESTMENTS February 28, 2009 (unaudited)

American Select Portfolio (SLA)

Description of collateral:

  12000 Aerospace, Clear Lake, TX, 5.43%, 1/1/10, $4,985,244 par
ABC Conoco, Aspen, CO, 6.65%, 11/1/11, $3,957,384 par
Cingular Wireless Building, Richardson, TX, 7.03%, 7/1/11, $6,469,290 par
Clear Lake Central I, Webster, TX, 6.63%, 8/1/11, $7,067,782 par
El Conquistador Apartments, Tucson, AZ, 7.65%, 4/1/09, $2,539,503 par
George Gee Hummer, Liberty Lake, WA, 3.88%, 7/1/10, $2,125,000 par
George Gee Pontiac I, Liberty Lake, WA, 3.90%, 7/1/10, $4,675,000 par
George Gee Porsche, Liberty Lake, WA, 3.88%, 7/1/10, $2,500,000 par
Highland House Apartments, Dallas, TX, 6.80%, 10/1/10, $2,700,000 par
Highland Park I, Scottsdale, AZ, 6.77%, 3/1/11, $9,327,844 par
Kolb Plaza I, Tucson, AZ, 6.50%, 8/1/10, $3,520,000 par
Mandala Agency Building, Bend, OR, 6.38%, 6/1/17, $2,175,000 par
Northrop Grumman Campus I, Colorado Springs, CO, 5.93%, 12/1/09, $5,700,000 par
Peony Promenade, Plymouth, MN, 6.93%, 6/1/13, $4,749,077 par
Revere Apartments, Revere, MA, 6.28%, 3/1/12, $1,661,765 par
RL Stowe Portfolio, Belmont, NC & Chattanooga, TN, 6.83%, 11/1/12, $8,076,808 par
Sheridan Pond Apartments, Tulsa, OK, 6.43%, 7/1/13, $6,724,405 par
Superior Ford Dealership, Plymouth, MN, 6.43%, 7/1/17, $5,120,912 par
Town Square #6, Olympia, WA, 7.40%, 9/1/12, $3,675,644 par
Victory Packaging, Phoenix, AZ, 8.53%, 1/1/12, $2,352,443 par

The fund has entered into a loan agreement with MMLIC under which MMLIC made a term loan to the fund of $31,900,000, which matures on July 31, 2011, and agreed to make revolving loans to the fund of up to $9,100,000. Loans made under the loan agreement are secured by whole loans in the fund's portfolio and bear interest at the one-month LIBOR plus 2.625% with a "floor" interest rate of 5.00%. In addition, the fund pays an annual fee of 1.28% on any unused portion of the fund's revolving loan commitment.

(C)  Participating Loan – A participating loan is one which contains provisions for the fund to participate in the income stream provided by the property, including net cash flows and capital proceeds. Monthly cash flow proceeds are only required to the extent excess cash flow is generated by the property as determined by the loan documents.

(S)  The participating loan is not currently making monthly cash flow payments.

¹  Loan agreement was modified to allow borrower to pay no interest currently; however, interest will continue to accrue and will be payable at maturity.

x  Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for the fund. See note 3 in Notes to Financial Statements.

▲  On February 28, 2009, the cost of investments for federal income tax purposes was approximately $177,207,829. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$418,295
Gross unrealized depreciation	(16,448,737)
Net unrealized depreciation	$(16,030,442)

The accompanying notes are an integral part of the financial statements.

First American Mortgage Funds 2009 Semiannual Report

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Statements of ASSETS AND LIABILITIES February 28, 2009 (unaudited)

	ASP	BSP	CSP	SLA
Assets:
Unaffiliated investments, at value (Cost: $62,056,963, $248,495,175, $322,461,754, $175,743,641) (note 2)	$55,155,139	$218,603,375	$283,834,107	$159,713,199
Affiliated money market fund, at value (Cost: $1,892,383, $5,937,123, $2,640,488, $1,464,188) (note 3)	1,892,383	5,937,123	2,640,488	1,464,188
Receivable for accrued dividends and interest	336,020	1,360,495	2,269,977	1,071,394
Prepaid expenses and other assets	138,623	635,801	748,835	436,557
Total assets	57,522,165	226,536,794	289,493,407	162,685,338
Liabilities:
Payable under loan agreement (note 2)	8,600,000	50,000,000	62,000,000	38,000,000
Payable for reverse repurchase agreements (note 2)	4,121,000	7,129,000	6,484,000	4,267,000
Bank overdraft	56,903	223,286	257,717	194,338
Payable for investment advisory fees (note 3)	19,310	66,349	89,877	46,593
Payable for administrative fees (note 3)	8,810	32,997	42,873	23,297
Payable for interest expense	2,053	10,552	11,227	7,093
Payable for professional fees	22,368	23,803	26,089	22,382
Payable for transfer agent fees	1,359	1,905	2,423	1,850
Payable for other expenses	11,890	71,116	306,533	124,801
Total liabilities	12,843,693	57,559,008	69,220,739	42,687,354
Net assets applicable to outstanding capital stock	$44,678,472	$168,977,786	$220,272,668	$119,997,984
Composition of net assets:
Capital stock and additional paid-in capital	$53,329,171	$204,967,357	$265,788,985	$139,930,119
Undistributed (distributions in excess of) net investment income	(9,923)	1,383,146	(485,918)	470,718
Accumulated net realized loss on investments (note 5)	(1,738,952)	(7,480,917)	(6,402,752)	(4,372,411)
Net unrealized depreciation of investments	(6,901,824)	(29,891,800)	(38,627,647)	(16,030,442)
Total–representing net assets applicable to capital stock	$44,678,472	$168,977,786	$220,272,668	$119,997,984
Net asset value and market price of capital stock:
Net assets applicable to capital stock	$44,678,472	$168,977,786	$220,272,668	$119,997,984
Shares outstanding (authorized 1 billion shares of each fund of $0.01 par value)	4,231,331	15,985,741	21,356,023	10,662,195
Net asset value per share	$10.56	$10.57	$10.31	$11.25
Market price per share	$7.95	$8.19	$7.79	$8.15

The accompanying notes are an integral part of the financial statements.

First American Mortgage Funds 2009 Semiannual Report

Statements of OPERATIONS For the six-month period ended February 28, 2009 (unaudited)

	ASP	BSP	CSP	SLA
Investment Income:
Interest from unaffiliated investments	$1,763,928	$8,197,058	$9,606,297	$5,755,818
Dividends from unaffiliated investments	481,746	1,259,713	1,858,478	765,150
Dividends from affiliated money market fund	41,459	42,611	57,293	17,570
Total investment income	2,287,133	9,499,382	11,522,068	6,538,538
Expenses (note 3):
Investment advisory fees	134,239	494,176	650,266	307,774
Interest expense	338,123	1,623,117	1,989,904	1,192,156
Administrative fees	56,857	210,678	278,425	153,887
Custodian fees	4,618	16,854	22,274	12,507
Mortgage servicing fees	23,949	71,560	90,834	59,735
Professional fees	25,698	27,107	26,368	25,695
Postage and printing fees	8,124	14,809	17,766	12,305
Transfer agent fees	7,282	8,506	9,099	7,769
Listing fees	11,787	12,793	12,793	11,779
Directors' fees	14,351	14,351	14,351	14,351
Insurance fees	5,756	5,776	5,781	5,767
Pricing fees	7,622	7,612	7,648	7,634
Other expenses	11,119	14,368	17,108	12,658
Total expenses	649,525	2,521,707	3,142,617	1,824,017
Less: Fee reimbursements (note 3)	(1,990)	(2,191)	(2,709)	(981)
Less: Indirect payments from custodian (note 3)	(49)	(44)	(41)	(19)
Total net expenses	647,486	2,519,472	3,139,867	1,823,017
Net investment income	1,639,647	6,979,910	8,382,201	4,715,521
Net realized and unrealized gains (losses) on investments (notes 2 and 4):
Net realized gain on investments	7,006	65,193	3,013	35,364
Net change in unrealized appreciation or depreciation of investments	(4,903,797)	(16,486,446)	(19,297,978)	(12,627,650)
Net loss on investments	(4,896,791)	(16,421,253)	(19,294,965)	(12,592,286)
Net decrease in net assets resulting from operations	$(3,257,144)	$(9,441,343)	$(10,912,764)	$(7,876,765)

First American Mortgage Funds 2009 Semiannual Report

Statements of CHANGES IN NET ASSETS

	ASP		BSP		CSP		SLA
	Six-Month Period Ended 2/28/09 (unaudited)	Year Ended 8/31/08	Six-Month Period Ended 2/28/09 (unaudited)	Year Ended 8/31/08	Six- Month Period Ended 2/28/09 (unaudited)	Year Ended 8/31/08	Six-Month Period Ended 2/28/09 (unaudited)	Year Ended 8/31/08
Operations:
Net investment income	$1,639,647	$3,369,929	$6,979,910	$11,776,714	$8,382,201	$18,452,680	$4,715,521	$9,781,977
Net realized gain (loss) on investments	7,006	(753,484)	65,193	(4,382,077)	3,013	(4,909,943)	35,364	(4,263,798)
Net realized loss on real estate owned (note 2)	—	—	—	—	—	(1,416,458)	—	—
Net change in unrealized appreciation or depreciation of investments	(4,903,797)	(351,230)	(16,486,446)	(2,998,336)	(19,297,978)	(8,958,545)	(12,627,650)	(2,146,712)
Net increase (decrease) in net assets resulting from operations	(3,257,144)	2,265,215	(9,441,343)	4,396,301	(10,912,764)	3,167,734	(7,876,765)	3,371,467
Distributions to shareholders (note 2):
From net investment income	(1,650,219)	(3,165,549)	(5,595,010)	(10,970,395)	(8,755,972)	(20,564,180)	(4,558,089)	(8,956,245)
From net realized gain on investments	—	—	—	—	—	—	(33,053)	(510,399)
From return of capital	—	(134,890)	—	(1,578,414)	—	(129,811)	—	—
Total distributions	(1,650,219)	(3,300,439)	(5,595,010)	(12,548,809)	(8,755,972)	(20,693,991)	(4,591,142)	(9,466,644)
Total decrease in net assets	(4,907,363)	(1,035,224)	(15,036,353)	(8,152,508)	(19,668,736)	(17,526,257)	(12,467,907)	(6,095,177)
Net assets at beginning of period	49,585,835	50,621,059	184,014,139	192,166,647	239,941,404	257,467,661	132,465,891	138,561,068
Net assets at end of period	$44,678,472	$49,585,835	$168,977,786	$184,014,139	$220,272,668	$239,941,404	$119,997,984	$132,465,891
Undistributed (distributions in excess of) net investment income	$(9,923)	$649	$1,383,146	$(1,754)	$(485,918)	$(112,147)	$470,718	$313,286

The accompanying notes are an integral part of the financial statements.

First American Mortgage Funds 2009 Semiannual Report

First American Mortgage Funds 2009 Semiannual Report

Statements of CASH FLOWS For the six-month period ended February 28, 2009 (unaudited)

	ASP	BSP	CSP	SLA
Cash flows from operating activities:
Net decrease in net assets resulting from operations	$(3,257,144)	$(9,441,343)	$(10,912,764)	$(7,876,765)
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments	(6,653,032)	(1,507,000)	(15,384,240)	(3,739,828)
Proceeds from paydowns and sales of investments	8,593,365	8,198,709	24,666,116	5,658,038
Net purchases/sales of short-term investments	1,485,168	(2,473,981)	525,711	946,816
Net amortization/accretion of bond discount and premium	(17,239)	3,441	2,001	1,597
Net change in unrealized appreciation or depreciation of investments	4,903,797	16,486,446	19,297,978	12,627,650
Net realized gain on investments	(7,006)	(65,193)	(3,013)	(35,364)
Increase/decrease in receivable for accrued dividends and interest	34,050	(41,257)	(395,809)	(51,175)
Increase/decrease in prepaid expenses and other assets	(8,420)	22,782	29,391	22,420
Decrease in accrued fees and expenses	(8,112)	(49,869)	(156,996)	(61,113)
Net cash provided by operating activities	5,065,427	11,132,735	17,668,375	7,492,276
Cash flows from financing activities:
Net payments from borrowings under loan agreement	(1,400,000)	—	—	—
Net payments from reverse repurchase agreements	(2,009,000)	(5,515,000)	(8,882,000)	(2,922,000)
Distributions paid to shareholders	(1,650,219)	(5,595,010)	(8,755,972)	(4,591,142)
Net cash used in financing activities	(5,059,219)	(11,110,010)	(17,637,972)	(7,513,142)
Net increase (decrease) in cash	6,208	22,725	30,403	(20,866)
Bank overdraft at beginning of period	(63,111)	(246,011)	(288,120)	(173,472)
Bank overdraft at end of period	$(56,903)	$(223,286)	$(257,717)	$(194,338)
Supplemental disclosure of cash flow information: Cash paid for interest	$345,278	$1,651,272	$2,028,153	$1,210,042

The accompanying notes are an integral part of the financial statements.

First American Mortgage Funds 2009 Semiannual Report

FINANCIAL HIGHLIGHTS

Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

ASP

	Six-Month Period Ended 2/28/09		Year Ended August 31,			Nine-Month Fiscal Period Ended		Year Ended November 30,
	(unaudited)		2008	2007	2006	8/31/05		2004	2003
Per-Share Data
Net asset value, beginning of period	$11.72		$11.96	$12.07	$12.36	$12.64		$12.67	$12.61
Operations:
Net investment income	0.39		0.80	0.80	0.82	0.55		0.94	0.89
Net realized and unrealized gains (losses) on investments	(1.16)		(0.26)	(0.07)	(0.37)	(0.19)		(0.10)	0.04
Total from operations	(0.77)		0.54	0.73	0.45	0.36		0.84	0.93
Distributions to shareholders:
From net investment income	(0.39)		(0.75)	(0.84)	(0.74)	(0.62)		(0.87)	(0.87)
From return of capital	—		(0.03)	—	—	(0.02)		—	—
Total distributions	(0.39)		(0.78)	(0.84)	(0.74)	(0.64)		(0.87)	(0.87)
Net asset value, end of period	$10.56		$11.72	$11.96	$12.07	$12.36		$12.64	$12.67
Market value, end of period	$7.95		$9.75	$11.41	$10.94	$11.35		$12.00	$12.80
Selected Information
Total return, net asset value [1]	(6.62	)% [5]	4.62%	6.14%	3.73%	2.94	% [5]	6.85%	7.65%
Total return, market value [2]	(14.54	)% [5]	(8.00)%	12.19%	3.18%	(0.14	)% [5]	0.48%	13.92%
Net assets at end of period (in millions)	$45		$50	$51	$51	$52		$54	$54
Ratio of expenses to average weekly net assets before fee reimbursements	2.85	% [6]	3.07%	3.27%	2.10%	1.59	% [6]	1.41%	2.00%
Ratio of expenses to average weekly net assets after fee reimbursements	2.84	% [6]	3.06%	3.26%	2.10%	1.59	% [6]	1.41%	2.00%
Ratio of expenses to average weekly net assets excluding interest expense and fee reimbursements	1.37	% [6]	1.33%	1.33%	1.02%	1.17	% [6]	1.13%	1.39%
Ratio of net investment income to average weekly net assets before fee reimbursements	7.19	% [6]	6.70%	6.56%	6.76%	5.85	% [6]	7.46%	7.08%
Ratio of net investment income to average weekly net assets after fee reimbursements	7.20	% [6]	6.71%	6.57%	6.76%	5.85	% [6]	7.46%	7.08%
Portfolio turnover rate [3]	12%		18%	22%	14%	10%		26%	50%
Amount of borrowings outstanding at end of period (in millions)	$13		$16	$19	$17	$8		$7	$16
Per-share amount of borrowings outstanding at end of period	$3.01		$3.81	$4.59	$4.01	$1.90		$1.64	$3.69
Per-share amount of net assets, excluding borrowings, at end of period	$13.57		$15.53	$16.55	$16.08	$14.48		$14.28	$16.36
Asset coverage ratio [4]	451%		407%	360%	401%	751%		872%	443%

1  Assumes reinvestment of distributions at net asset value.

2  Assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.

3  The portfolio turnover rate for August 31, 2007 and August 31, 2006 has been revised to exclude maturities of investments that had been extended prior to their original maturity dates.

4  Represents net assets, excluding borrowings, at end of period divided by borrowings outstanding at end of period.

5  Total return has not been annualized.

6  Annualized.

First American Mortgage Funds 2009 Semiannual Report

FINANCIAL HIGHLIGHTS

Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

BSP

	Six-Month Period Ended 2/28/09		Year Ended August 31,			Three-Month Fiscal Period Ended		Year Ended May 31,
	(unaudited)		2008	2007	2006	8/31/05		2005	2004
Per-Share Data
Net asset value, beginning of period	$11.51		$12.02	$11.92	$12.15	$12.41		$12.98	$13.12
Operations:
Net investment income	0.44		0.74	0.80	0.93	0.23		1.06	1.12
Net realized and unrealized gains (losses) on investments	(1.03)		(0.46)	0.14	(0.23)	(0.25)		(0.59)	(0.12)
Total from operations	(0.59)		0.28	0.94	0.70	(0.02)		0.47	1.00
Distributions to shareholders:
From net investment income	(0.35)		(0.69)	(0.84)	(0.93)	(0.24)		(1.04)	(1.14)
From return of capital	—		(0.10)	—	—	—		—	—
Total distributions	(0.35)		(0.79)	(0.84)	(0.93)	(0.24)		(1.04)	(1.14)
Net asset value, end of period	$10.57		$11.51	$12.02	$11.92	$12.15		$12.41	$12.98
Market value, end of period	$8.19		$9.80	$11.32	$10.76	$11.57		$12.00	$12.84
Selected Information
Total return, net asset value [1]	(5.15	)% [5]	2.25%	8.06%	6.02%	0.17	% [5]	3.85%	7.95%
Total return, market value [2]	(12.72	)% [5]	(6.80)%	13.18%	1.34%	(1.59	)% [5]	1.51%	2.16%
Net assets at end of period (in millions)	$169		$184	$192	$191	$194		$198	$207
Ratio of expenses to average weekly net assets before fee reimbursements	2.96	% [6]	2.95%	2.57%	3.01%	2.28	% [6]	1.78%	1.77%
Ratio of expenses to average weekly net assets after fee reimbursements	2.95	% [6]	2.95%	2.56%	3.01%	2.28	% [6]	1.78%	1.77%
Ratio of expenses to average weekly net assets excluding interest expense and fee reimbursements	1.05	% [6]	0.98%	0.99%	2.05%	1.06	% [6]	1.13%	1.18%
Ratio of net investment income to average weekly net assets before fee reimbursements	8.18	% [6]	6.19%	6.56%	7.80%	7.36	% [6]	8.40%	8.61%
Ratio of net investment income to average weekly net assets after fee reimbursements	8.19	% [6]	6.19%	6.57%	7.80%	7.36	% [6]	8.40%	8.61%
Portfolio turnover rate [3]	1%		43%	30%	24%	8%		44%	34%
Amount of borrowings outstanding at end of period (in millions)	$57		$63	$73	$56	$61		$49	$63
Per-share amount of borrowings outstanding at end of period	$3.57		$3.92	$4.58	$3.48	$3.79		$3.09	$3.94
Per-share amount of net assets, excluding borrowings, at end of period	$14.14		$15.43	$16.60	$15.40	$15.94		$15.50	$16.92
Asset coverage ratio [4]	396%		394%	362%	443%	421%		502%	429%

1  Assumes reinvestment of distributions at net asset value.

2  Assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.

3  The portfolio turnover rate for August 31, 2007 and August 31, 2006 has been revised to exclude maturities of investments that had been extended prior to their original maturity dates.

4  Represents net assets, excluding borrowings, at end of period divided by borrowings outstanding at end of period.

5  Total return has not been annualized.

6  Annualized.

The accompanying notes are an integral part of the financial statements.

First American Mortgage Funds 2009 Semiannual Report

Per-share data for share of capital stock outstanding throughout each period and selected information for each period are as follows:

CSP

	Six-Month Period Ended 2/28/09		Year Ended August 31,			Three-Month Fiscal Period Ended		Year Ended May 31,
	(unaudited)		2008	2007	2006	8/31/05		2005	2004
Per-Share Data
Net asset value, beginning of period	$11.24		$12.06	$12.04	$12.08	$12.14		$12.40	$12.52
Operations:
Net investment income	0.39		0.87	1.18	1.01	0.23		0.98	1.04
Net realized and unrealized gains (losses) on investments	(0.91)		(0.72)	0.09	(0.26)	(0.08)		(0.24)	(0.04)
Total from operations	(0.52)		0.15	1.27	0.75	0.15		0.74	1.00
Distributions to shareholders:
From net investment income	(0.41)		(0.96)	(1.18)	(0.79)	(0.21)		(1.00)	(1.12)
From net realized gain on investments	—		—	(0.07)	—	—		—	—
From return of capital	—		(0.01)	—	—	—		—	—
Total distributions	(0.41)		(0.97)	(1.25)	(0.79)	(0.21)		(1.00)	(1.12)
Net asset value, end of period	$10.31		$11.24	$12.06	$12.04	$12.08		$12.14	$12.40
Market value, end of period	$7.79		$9.77	$11.35	$11.20	$11.10		$11.79	$12.00
Selected Information
Total return, net asset value [1]	(4.74	)% [5]	1.17%	10.97%	6.45%	1.67	% [5]	6.31%	8.31%
Total return, market value [2]	(16.16	)% [5]	(5.78)%	12.44%	8.60%	(4.09	)% [5]	6.64%	3.49%
Net assets at end of period (in millions)	$220		$240	$257	$257	$258		$259	$265
Ratio of expenses to average weekly net assets before fee reimbursements	2.82	% [6]	2.80%	2.29%	2.20%	2.21	% [6]	1.90%	1.68%
Ratio of expenses to average weekly net assets after fee reimbursements	2.82	% [6]	2.80%	2.28%	2.20%	2.21	% [6]	1.90%	1.68%
Ratio of expenses to average weekly net assets excluding interest expense and fee reimbursements	1.03	% [6]	1.00%	1.09%	0.96%	1.06	% [6]	1.12%	1.13%
Ratio of net investment income to average weekly net assets before fee reimbursements	7.52	% [6]	7.34%	9.67%	8.39%	7.49	% [6]	8.01%	8.32%
Ratio of net investment income to average weekly net assets after fee reimbursements	7.52	% [6]	7.34%	9.68%	8.39%	7.49	% [6]	8.01%	8.32%
Portfolio turnover rate [3]	5%		5%	36%	48%	13%		48%	44%
Amount of borrowings outstanding at end of period (in millions)	$68		$77	$65	$54	$62		$59	$75
Per-share amount of borrowings outstanding at end of period	$3.21		$3.62	$3.04	$2.54	$2.93		$2.74	$3.53
Per-share amount of net assets, excluding borrowings, at end of period $13.52	$14.86		$15.10	$14.58	$1	4.82		$14.88	$15.93
Asset coverage ratio [4]	422%		410%	496%	575%	513%		543%	451%

1  Assumes reinvestment of distributions at net asset value.

2  Assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.

3  The portfolio turnover rate for August 31, 2007 and August 31, 2006 has been revised to exclude maturities of investments that had been extended prior to their original maturity dates.

4  Represents net assets, excluding borrowings, at end of period divided by borrowings outstanding at end of period.

5  Total return has not been annualized.

6  Annualized.

First American Mortgage Funds 2009 Semiannual Report

FINANCIAL HIGHLIGHTS

Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

SLA

	Six-Month Period Ended 2/28/09		Year Ended August 31,			Nine-Month Fiscal Period Ended		Year Ended November 30,
	(unaudited)		2008	2007	2006	8/31/05		2004	2003
Per-Share Data
Net asset value, beginning of period	$12.42		$13.00	$13.12	$13.57	$13.14		$13.41	$13.48
Operations:
Net investment income	0.44		0.92	0.94	0.93	0.96		1.03	1.05
Net realized and unrealized gains (losses) on investments	(1.18)		(0.61)	0.08	(0.15)	0.12		(0.26)	(0.04)
Total from operations	(0.74)		0.31	1.02	0.78	1.08		0.77	1.01
Distributions to shareholders:
From net investment income	(0.43)		(0.84)	(1.04)	(1.09)	(0.65)		(1.04)	(1.08)
From net realized gain on investments	— [5]		(0.05)	(0.10)	(0.14)	—		—	—
Total distributions	(0.43)		(0.89)	(1.14)	(1.23)	(0.65)		(1.04)	(1.08)
Net asset value, end of period	$11.25		$12.42	$13.00	$13.12	$13.57		$13.14	$13.41
Market value, end of period	$8.15		$10.64	$12.37	$12.12	$12.45		$12.79	$13.64
Selected Information
Total return, net asset value [1]	(6.02	)% [6]	2.44%	8.13%	6.12%	8.47	% [6]	5.97%	7.72%
Total return, market value [2]	(19.58	)% [6]	(7.06)%	11.65%	7.86%	2.61	% [6]	1.44%	14.92%
Net assets at end of period (in millions)	$120		$132	$139	$140	$145		$140	$143
Ratio of expenses to average weekly net assets before fee reimbursements	2.96	% [7]	3.14%	2.73%	2.17%	2.31	% [7]	1.87%	2.05%
Ratio of expenses to average weekly net assets after fee reimbursements	2.96	% [7]	3.14%	2.72%	2.17%	2.31	% [7]	1.87%	2.05%
Ratio of expenses to average weekly net assets excluding interest expense and fee reimbursements	1.03	% [7]	1.02%	1.02%	0.89%	1.02	% [7]	1.06%	1.18%
Ratio of net investment income to average weekly net assets before fee reimbursements	7.66	% [7]	7.24%	7.21%	7.11%	9.77	% [7]	7.79%	7.79%
Ratio of net investment income to average weekly net assets after fee reimbursements	7.66	% [7]	7.24%	7.22%	7.11%	9.77	% [7]	7.79%	7.79%
Portfolio turnover rate [3]	2%		19%	20%	30%	35%		13%	38%
Amount of borrowings outstanding at end of period (in millions)	$42		$45	$41	$32	$30		$41	$49
Per-share amount of borrowings outstanding at end of period	$3.96		$4.24	$3.88	$2.96	$2.82		$3.87	$4.57
Per-share amount of net assets, excluding borrowings, at end of period	$15.21		$16.66	$16.88	$16.08	$16.39		$17.01	$17.98
Asset coverage ratio [4]	384%		393%	434%	543%	581%		439%	394%

1  Assumes reinvestment of distributions at net asset value.

2  Assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.

3  The portfolio turnover rate for August 31, 2007 and August 31, 2006 has been revised to exclude maturities of investments that had been extended prior to their original maturity dates.

4  Represents net assets, excluding borrowings, at end of period divided by borrowings outstanding at end of period.

5  Amount rounds to less than $0.01 per share.

6  Total return has not been annualized.

7  Annualized.

The accompanying notes are an integral part of the financial statements.

First American Mortgage Funds 2009 Semiannual Report

Notes to FINANCIAL STATEMENTS (unaudited as to February 28, 2009)

(1) Organization
   American Strategic Income Portfolio, Inc. ("ASP"), American Strategic Income Portfolio, Inc. II ("BSP"), American Strategic Income Portfolio, Inc. III ("CSP"), and American Select Portfolio, Inc. ("SLA") (the "funds") are registered under the Investment Company Act of 1940 (as amended) as diversified, closed-end management investment companies. The funds emphasize investments in mortgage-related assets that directly or indirectly represent a participation in or are secured by and payable from mortgage loans. They may also invest in U.S. government securities, corporate debt securities, and preferred stock issued by real estate investment trusts. In addition, the funds may borrow using reverse repurchase agreements and credit facilities. Fund shares are listed on the New York Stock Exchange under the symbols ASP, BSP, CSP, and SLA, respectively.

(2) Summary of Significant Accounting Policies
   Security Valuations

Security valuations for the funds' investments (other than whole loans) are generally furnished by an independent pricing service that has been approved by the funds' board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the funds utilize the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Investments in open-end mutual funds are valued at their respective net asset values on the valuation date.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.

The following investment vehicles, when held by a fund, are priced as follows: Exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF Advisors, Inc. ("FAF Advisors"), on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange, whether domestic or foreign, are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Forward contracts (other than currency forward contracts), swaps, and over-the-counter options on securities, indices, and currencies are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the funds' board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar

First American Mortgage Funds 2009 Semiannual Report

Notes to FINANCIAL STATEMENTS

securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value.

The funds' investments in whole loans (single family, multifamily, and commercial) are generally not traded in any organized market and therefore, market quotations are not readily available. These investments are valued at fair value according to procedures adopted by the funds' board of directors. Pursuant to these procedures, these investments are initially fair valued at cost as this approximates fair value and adjusted using a FAF Advisors pricing model designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments. The pricing model takes into account a number of relevant factors including the projected rate of prepayments, the delinquency profile, the historical payment record, the expected yield at purchase, changes in prevailing interest rates, and changes in the real or perceived liquidity of whole loans as the case may be. The results of the pricing model may be further subject to price ceilings due to the illiquid nature of the loans. Changes in prevailing interest rates, real or perceived liquidity, yield spreads, and creditworthiness are factored into the pricing model each week.

Certain mortgage loan information is received once a month. This information includes, but is not limited to, the projected rate of prepayments, projected rate and severity of defaults, the delinquency profile, and the historical payment record. Valuations of whole loans are determined no less frequently than weekly. Although FAF Advisors believes the pricing model to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans can only be determined in negotiations between the funds and third parties.

As of February 28, 2009, the funds had fair valued securities as follows:

Fund	Fair Value	Percentage of Total Net Assets
ASP	$37,402,320	83.7%
BSP	192,458,601	113.9
CSP	247,532,297	112.4
SLA	141,302,417	117.8

The funds adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on September 1, 2008. FAS 157 requires the funds to classify their securities based on a valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the funds are investments in preferred stocks and mutual funds with quoted prices.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the funds are U.S. government agency mortgage-backed securities and commercial mortgage-backed securities.

Level 3 - Significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the funds are whole loans, unregistered corporate notes issued by real-estate related companies, and private

First American Mortgage Funds 2009 Semiannual Report

mortgage-backed securities. These securities have limited or no observable fair value inputs available, and as such, the fair value is determined through independent broker quotations or management's fair value procedures adopted by the board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. Industry implementation has just begun and it may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

As of February 28, 2009, the funds' investments were classified as follows:

Fund	Level 1	Level 2	Level 3	Total
ASP	$9,703,628	$9,941,574	$37,402,320	$57,047,522
BSP	26,338,357	5,743,540	192,458,601	224,540,498
CSP	33,101,959	5,840,339	247,532,297	286,474,595
SLA	14,083,077	5,791,893	141,302,417	161,177,387

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	ASP	BSP	CSP	SLA
Balance as of August 31, 2008	$46,643,980	$205,914,723	$274,791,933	$152,978,200
Accrued discounts/premiums	—	—	1,471	—
Realized gain (loss)	7,006	92	3,013	—
Change in net unrealized appreciation (depreciation)	(967,770)	(6,208,088)	(3,888,342)	(6,364,883)
Net purchases (sales)	(8,280,896)	(7,248,126)	(23,375,778)	(5,310,900)
Balance as of February 28, 2009	$37,402,320	$192,458,601	$247,532,297	$141,302,417

Security Transactions and Investment Income

For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of bond discounts and amortization of bond premiums, is recorded on the accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

Whole Loans

Whole loans may bear a greater risk of loss arising from a default on the part of the borrower of the underlying loans than do traditional mortgage-backed securities. This is because whole loans, unlike most mortgage-backed securities, generally are not backed by any government guarantee or private credit enhancement. Such risk may be greater during a period of declining or stagnant real estate values. The funds may invest in single family, multifamily, and commercial loans. Each fund currently limits its investment in commercial loans to 50% of its total assets. A participating loan is a whole loan which contains provisions for the lender to participate in the income stream provided by the property, including net cash flow and capital proceeds.

At February 28, 2009, ASP had 1 single family loan representing 0.04% of total net assets and 2.99% of total single family loans outstanding that was 120 or more days delinquent as to the timely monthly payment of principal and interest. At February 28, 2009, no commercial or multifamily loans in ASP were delinquent.

At February 28, 2009, BSP had 1 multifamily loan representing 6.66% of total net assets and 15.67% of total multifamily loans outstanding that were 120 or more days delinquent as to the

First American Mortgage Funds 2009 Semiannual Report

Notes to FINANCIAL STATEMENTS

timely monthly payment of principal and interest. At February 28, 2009, no commercial or single family loans in BSP were delinquent.

At February 28, 2009, CSP had 3 multifamily loans representing 2.61% of total net assets and 6.38% of total multifamily loans outstanding that were 120 or more days delinquent as to the timely monthly payment of principal and interest. At February 28, 2009, no commercial loans in CSP were delinquent.

At February 28, 2009, no loans were delinquent in SLA.

The funds may incur certain costs and delays in the event of a foreclosure. Also, there is no assurance that the subsequent sale of the property will produce an amount equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the accrued unpaid interest, and all of the foreclosure expenses. In this case, the funds may suffer a loss. In accordance with the valuation procedures adopted by the funds' board of directors, real estate acquired through foreclosure, if any, is valued at estimated market value, as determined by independent third party appraisals, less estimated selling costs. As material capital improvements are made to the property, new market value appraisals are obtained.

Real estate may be acquired through foreclosure on whole loans or similar obligations. The funds may receive rental or other income as a result of holding real estate. In addition, the funds may incur expenses associated with maintaining or improving any real estate owned. Real estate income is recorded on a net basis in the income section of the funds' Statement of Operations. Capital improvements are recorded as an addition to the cost basis of the property, which will increase any loss at sale. As of February 28, 2009, the funds held no real estate owned through foreclosure.

Mortgage Servicing Rights

The funds may acquire interests in the cash flow from servicing fees through contractual arrangements with mortgage servicers. Mortgage servicing rights, similar to interest-only securities, generate no further cash flow when a mortgage is prepaid or goes into default. Mortgage servicing rights are accounted for on a level-yield basis with recognized income based on the estimated amounts and timing of cash flows. Such estimates are adjusted periodically as the underlying market conditions change. As of and for the six-month period ended February 28, 2009, the funds held no mortgage servicing rights.

Borrowings & Reverse Repurchase Agreements

Effective July 11, 2008, the funds entered into loan agreements with Massachusetts Mutual Life Insurance Company ("MMLIC") under which MMLIC made term loans to ASP, BSP, CSP, and SLA of $8,600,000, $45,100,000, $54,400,000, and $31,900,000, respectively, and agreed to make revolving loans to the funds of up to $2,400,000, $12,900,000, $15,600,000, and $9,100,000, respectively. Loans made under the loan agreements are secured by whole loans in the fund's portfolios, bear interest at the one-month London Interbank Offered Rate plus 2.625% subject to a "floor" interest rate of 5.00%, and mature on July 21, 2011. In addition to principal and interest payments paid by each fund to MMLIC for borrowings outstanding, each fund pays an annual fee of 1.28% on any unused portion of the fund's revolving loan commitment. Prior to this agreement, the funds had lending agreements with Morgan Stanley Mortgage Capital Holdings LLC ("Morgan Stanley"), under which ASP, BSP, CSP, and SLA could borrow up to $10,000,000, $70,000,000, $90,000,000, and $50,000,000, respectively, using whole loans as collateral. In addition to principal and interest payments paid by each fund to Morgan Stanley for borrowings

First American Mortgage Funds 2009 Semiannual Report

outstanding, each fund paid an annual fee of 0.15% to Morgan Stanley on any unused portion of the fund's loan commitment. Such agreements were terminated by Morgan Stanley at which time the funds refinanced the borrowings with the MMLIC agreements.

The funds may also borrow money by entering into reverse repurchase agreements, which involve the sale of portfolio-eligible securities by the funds, coupled with an agreement to repurchase the securities at a specified date and price. Borrowings may increase volatility of the funds' net asset values and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with that borrowed money. Each fund is subject to a restriction on borrowing under which each fund must maintain asset coverage of at least 300%. The interest expense incurred on borrowings is recognized as "Interest Expense" in the Statements of Operations. For the six-month period ended February 28, 2009, the weighted average borrowings outstanding for ASP, BSP, CSP, and SLA were $13,804,500, $58,117,333, $70,594,333, and $43,230,000, respectively, and the weighted average interest rates paid by the funds on such borrowings were 4.48%, 5.06%, 5.14%, and 5.07%, respectively.

Securities Purchased on a When-Issued Basis

Delivery and payment for securities that have been purchased by the funds on a when-issued or forward-commitment basis can take place a month or more after the transaction date. Such securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. Each fund segregates, with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of a fund's net asset value if the fund makes such purchases while remaining substantially fully invested. As of February 28, 2009, the funds had no outstanding when-issued or forward-commitment securities.

Repurchase Agreements

For repurchase agreements entered into with certain broker-dealers, the funds, along with other affiliated registered investment companies, may transfer uninvested cash balances into a joint trading account, the daily aggregate of which is invested in repurchase agreements secured by U.S. government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the funds' custodian bank until maturity of the repurchase agreement. All agreements require that the daily market value of the collateral be in excess of the repurchase amount, including accrued interest, to protect the funds in the event of a default. As of February 28, 2009, the funds had no outstanding repurchase agreements.

Federal Taxes

Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required. Each fund also intends to distribute its taxable net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

As of February 28, 2009, the funds did not have any tax positions that did not meet the "more-likely-than-not" threshold of being sustained by the applicable taxing authority. Generally, tax authorities can examine all the tax returns filed for the last three years.

Net investment income and net realized gains and losses may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily

First American Mortgage Funds 2009 Semiannual Report

Notes to FINANCIAL STATEMENTS

due to deferred wash sale losses, paydown gains and losses, tax mark-to-market adjustments under Section 311(e) of the Taxpayer relief Act of 1997, tax deductions for real estate owned, and investments in REITS. To the extent these differences are permanent, reclassifications are made to the appropriate capital accounts in the fiscal period that the differences arise.

The character of distributions made during the fiscal period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which amounts are distributed may differ from the fiscal period that the income or realized gains or losses were recorded by the funds.

The character of distributions paid during the six-month period ended February 28, 2009 (estimated) and the fiscal year ended August 31, 2008, were as follows:

	ASP		BSP
	2/28/09	8/31/08	2/28/09	8/31/08
Distributions paid from:
Ordinary income	$1,650,219	$3,165,549	$5,595,010	$10,970,395
Long-term capital gains	—	—	—	—
Return of capital	—	134,890	—	1,578,414
Total	$1,650,219	$3,300,439	$5,595,010	$12,548,809
	CSP		SLA
	2/28/09	8/31/08	2/28/09	8/31/08
Distributions paid from:
Ordinary income	$8,755,972	$20,564,180	$4,558,089	$8,956,245
Long-term capital gains	—	—	33,053	510,399
Return of capital	—	129,811	—	—
Total	$8,755,972	$20,693,991	$4,591,142	$9,466,644

At August 31, 2008, the funds' most recently completed fiscal year-end, the components of accumulated deficit on a tax basis were as follows:

	ASP	BSP	CSP	SLA
Undistributed ordinary income	$—	$—	$—	$315,040
Accumulated long-term capital gains	—	—	—	32,960
Accumulated capital and post-October losses	(1,561,502)	(7,401,897)	(6,321,076)	(3,915,927)
Unrealized depreciation	(2,180,080)	(13,549,567)	(19,524,751)	(3,894,547)
Accumulated deficit	$(3,741,582)	$(20,951,464)	$(25,845,827)	$(7,462,474)

The difference between book basis and tax basis unrealized appreciation (depreciation) at August 31, 2008, is attributable to adjustments for REITs, tax deferral of losses on wash sales, and a one-time tax election whereby the funds marked appreciated securities to market creating capital gains that were used to reduce capital loss carryovers and increase tax cost basis.

First American Mortgage Funds 2009 Semiannual Report

For federal income tax purposes, the following funds had capital loss carryovers at August 31, 2008, the funds' most recently completed fiscal year-end, which, if not offset by subsequent capital gains, will expire on the funds' fiscal year-ends as follows:

	Expiration
Fund	2009	2010	2011	2012	2013	2014	2015	2016	Total
ASP	$737,067	$215,371	$—	$—	$—	$—	$—	$—	$952,438
BSP	—	—	—	—	—	2,858,586	—	133,712	2,992,298
CSP	—	—	—	—	—	—	551,492	381,985	933,477

The funds incurred a loss for tax purposes for the period from November 1, 2007 to August 31, 2008. As permitted by tax regulations, the funds intend to elect to defer and treat the losses as arising in the fiscal year ending August 31, 2009. The deferred losses were as follows:

Fund	Amount
ASP	$609,064
BSP	4,409,599
CSP	5,387,599
SLA	3,915,927

Distributions to Shareholders

Distributions from net investment income are declared and paid on a monthly basis. Any net realized capital gains on sales of securities for the funds are distributed to shareholders at least annually. These distributions are recorded as of the close of business on the ex-dividend date. Such distributions are payable in cash or, pursuant to the funds' dividend reinvestment plans, reinvested in additional shares of the funds' capital stock. Under each fund's plan, fund shares will be purchased in the open market unless the market price plus commissions exceeds the net asset value by 5% or more. If, at the close of business on the dividend payment date, the shares purchased in the open market are insufficient to satisfy the dividend reinvestment requirement, the funds will issue new shares at a discount of up to 5% from the current market price.

The funds receive substantial distributions from holdings in real estate investment trusts ("REITs"). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the REIT shareholder. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the funds must use estimates in reporting the character of its income and distributions for financial statement purposes. The actual character of distributions to a fund's shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a fund shareholder may represent a return of capital.

Deferred Compensation Plan

Under a Deferred Compensation Plan (the "Plan"), non-interested directors of the First American Family of Funds may participate and elect to defer receipt of part or all of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of open-end First American Funds, preselected by each director. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the funds. Deferred amounts remain in the funds until distributed in accordance with the Plan.

First American Mortgage Funds 2009 Semiannual Report

Notes to FINANCIAL STATEMENTS

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the results of operations during the reporting period. Actual results could differ from these estimates.

(3) Expenses
   Investment Advisory Fees

Pursuant to investment advisory agreements with each fund (each an "Agreement"), FAF Advisors, a subsidiary of U.S. Bank National Association ("U.S. Bank"), manages the funds' assets and furnishes related office facilities, equipment, research, and personnel. For ASP, BSP, and CSP, the Agreement provides FAF Advisors with a monthly investment advisory fee in an amount equal to an annualized rate of 0.20% of the respective fund's average weekly net assets and 4.50% of the daily gross income accrued by such fund during the month (i.e., investment income, including accretion of bond discounts and amortization of premiums, other than gains from the sale of securities or gains from options and futures contracts less interest on money borrowed by the funds). The monthly investment advisory fee shall not exceed, in the aggregate, 1/12 of 0.725% of the respective fund's average weekly net assets during the month (approximately 0.725% on an annual basis). For SLA, the Agreement provides FAF Advisors with a monthly investment advisory fee in an amount equal to an annualized rate of 0.50% of the fund's average weekly net assets. For its fees, FAF Advisors provides investment advice and, in general, conducts the management and investment activities of the funds.

The funds may invest in money market funds that are a series of First American Funds, Inc., subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to FAF Advisors, which acts as the investment advisor to these funds and the related money market funds, FAF Advisors will reimburse to each fund an amount equal to the investment advisory fees received from the related money market funds that are attributable to the assets of that fund. These reimbursements, if any, are disclosed as "Fee reimbursements" in the Statement of Operations.

Administrative Fees

FAF Advisors serves as the funds' administrator pursuant to administration agreements between FAF Advisors and each fund. Under these agreements, FAF Advisors receives a monthly administrative fee from each fund in an amount equal to 0.25% of the fund's average weekly net assets. For its fee, FAF Advisors provides numerous services to the funds including, but not limited to, handling the general business affairs, financial and regulatory reporting, and various other services.

Custodian Fees

U.S. Bank serves as each funds' custodian pursuant to a custodian agreement with the funds. The custodian fee charged to each fund is equal to an annual rate of 0.02% of such fund's average weekly net assets. These fees are computed weekly and paid monthly.

Under the custodian agreement, interest earned on uninvested cash balances is used to reduce a portion of each fund's custodian expenses. These credits, if any, are disclosed as "Indirect payments from custodian" in the Statement of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred, which will increase the fund's custodian expenses. For the six-month period ended February 28, 2009, custodian fees for ASP, BSP, CSP, and SLA were reduced by $49, $44, $41, and $19 as a result of interest earned, respectively.

First American Mortgage Funds 2009 Semiannual Report

Mortgage Servicing Fees

The funds may enter into mortgage servicing agreements with mortgage servicers for whole loans and participation mortgages. For a fee, mortgage servicers maintain loan records, such as insurance and taxes and the proper allocation of payments between principal and interest.

Other Fees and Expenses

In addition to the investment advisory, administrative, custodian, and mortgage servicing fees, the funds are responsible for paying most other operating expenses, including: legal, auditing and accounting services, postage and printing of shareholder reports, transfer agent fees and expenses, listing fees, outside directors' fees and expenses, insurance, pricing, interest, expenses related to real estate owned, fees to outside parties retained to assist in conducting due diligence, taxes, and other miscellaneous expenses. For the six-month period ended February 28, 2009, legal fees and expenses of $4,308, $4,308, $4,308, $4,308 for ASP, BSP, CSP, and SLA, respectively, were paid to a law firm of which an Assistant Secretary of the funds is a partner.

Expenses that are directly related to a fund are charged directly to that fund. Other operating expenses of the First American Family of Funds are allocated to the funds on several bases, including evenly across all funds, allocated based on relative net assets of all funds within the First American Family of Funds or a combination of both methods.

(4) Investment Security Transactions
   Cost of purchases and proceeds from sales of securities and real estate, other than temporary investments in short-term securities, for the six-month period ended February 28, 2009, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
ASP	$6,653,032	$8,593,365
BSP	1,507,000	8,198,709
CSP	15,384,240	24,666,166
SLA	3,739,828	5,658,038

Included in proceeds from sales for BSP and SLA were $65,100 and $31,122, respectively, from prepayment penalties.

(5) Indemnifications  The funds enter into contracts that contain a variety of indemnifications. The funds' maximum exposure under these arrangements is unknown. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

First American Mortgage Funds 2009 Semiannual Report

Notice to SHAREHOLDERS (unaudited)

ANNUAL MEETING RESULTS

A joint annual meeting of the funds' shareholders was held on December 1, 2008. Each matter voted upon at the meeting, as well as the number of votes cast for, against or withheld, the number of abstentions, and the number of broker non-votes (if any) with respect to such matters, are set forth below.

(1)  The funds' shareholders elected the following nine directors:

	ASP		BSP
	Shares Voted "For"	Shares Withholding Authority to Vote	Shares Voted "For"	Shares Withholding Authority to Vote
Benjamin R. Field III	3,705,138	116,942	14,438,721	490,350
Roger A. Gibson	3,704,938	117,142	14,438,069	491,002
Victoria J. Herget	3,705,138	116,942	14,436,961	492,110
John P. Kayser	3,702,610	119,470	14,440,192	488,879
Leonard W. Kedrowski	3,702,238	119,842	14,435,441	493,630
Richard K. Riederer	3,704,438	117,642	14,438,353	490,718
Joseph D. Strauss	3,702,238	119,842	14,435,966	493,105
Virginia L. Stringer	3,705,138	116,942	14,435,826	493,245
James M. Wade	3,702,638	119,442	14,438,440	490,631
	CSP		SLA
	Shares Voted "For"	Shares Withholding Authority to Vote	Shares Voted "For"	Shares Withholding Authority to Vote
Benjamin R. Field III	19,491,438	384,011	9,921,075	240,367
Roger A. Gibson	19,500,148	375,301	9,926,389	235,053
Victoria J. Herget	19,498,858	376,591	9,928,389	233,053
John P. Kayser	19,500,241	375,208	9,928,389	233,053
Leonard W. Kedrowski	19,493,478	381,971	9,927,688	233,754
Richard K. Riederer	19,500,584	374,865	9,929,244	232,198
Joseph D. Strauss	19,490,351	385,098	9,925,217	236,225
Virginia L. Stringer	19,495,489	379,960	9,927,564	233,878
James M. Wade	19,500,451	374,998	9,927,318	234,124

(2)  The funds' shareholders ratified the selection by the funds' board of directors of Ernst & Young LLP as the independent registered public accounting firm for the funds for the fiscal period ending August 31, 2009. The following votes were cast regarding this matter:

Fund	Shares Voted "For"	Shares Voted "Against"	Abstentions	Broker Non-Votes
ASP	3,749,028	—	—	—
BSP	14,524,184	305,930	98,957	—
CSP	19,522,977	173,211	179,261	—
SLA	9,999,986	61,674	99,782	—

(3)  A dissident shareholder had indicated his intention to solicit proxies to elect his own nominees to the board of directors at the annual meeting, and to adopt a proposal recommending to the board of directors that each fund conduct a tender offer for its shares. Shareholders voted against the proposal made by the shareholder, with the results of the vote being as follows:

Fund	Shares Voted "For"	Shares Voted "Against"	Abstentions	Broker Non-Votes
ASP	122,706	2,727,734	86,475	885,165
BSP	790,607	10,218,477	413,277	3,506,710
CSP	791,302	12,285,965	588,956	6,209,226
SLA	329,976	6,362,839	345,980	3,122,646

First American Mortgage Funds 2009 Semiannual Report

HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities is available at www.firstamericanfunds.com and on the U.S. Securities and Exchange Commission's website at www.sec.gov. A description of the funds' policies and procedures is also available without charge upon request by calling 800.677.FUND.

FORM N-Q HOLDINGS INFORMATION

The funds are required to file their complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The funds' Forms N-Q are available without charge (1) upon request by calling 800.677.FUND and (2) on the U.S. Securities and Exchange Commission's website at www.sec.gov. In addition, you may review and copy the funds' Forms N-Q at the Commission's Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

QUARTERLY PORTFOLIO HOLDINGS

The funds will make portfolio holdings information publicly available by posting the information at www.firstamericanfunds.com on a quarterly basis. The fund will attempt to post such information within 10 business days of the quarter-end.

CERTIFICATIONS

In December 2008, the funds' Chief Executive Officer submitted to the New York Stock Exchange ("NYSE") his annual certification required under Section 303A.12(a) of the NYSE corporate governance rules. The certifications of the funds' Principal Executive Officer and Principal Financial Officer required pursuant to Rule 30a-2 under the 1940 Act have been filed with the funds' Form N-CSR filings and are available on the U.S. Securities and Exchange Commission's website at www.sec.gov.

First American Mortgage Funds 2009 Semiannual Report

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BOARD OF DIRECTORS

Virginia Stringer

Chairperson of First American Mortgage Funds
Governance Consultant; Chair of Saint Paul Riverfront Corporation;
former Owner and President of Strategic Management Resources, Inc.

Benjamin Field III

Director of First American Mortgage Funds
Retired; former Senior Financial Advisor, Senior Vice President,
Chief Financial Officer, and Treasurer of Bemis Company, Inc.

Roger Gibson

Director of First American Mortgage Funds
Director of Charterhouse Group, Inc.

Victoria Herget

Director of First American Mortgage Funds
Investment Consultant; Chair of United Educators Insurance Company;
former Managing Director of Zurich Scudder Investments

John Kayser

Director of First American Mortgage Funds
Retired; former Principal, Chief Financial Officer, and Chief Administrative Officer of
William Blair & Company, LLC

Leonard Kedrowski

Director of First American Mortgage Funds
Owner and President of Executive and Management Consulting, Inc.

Richard Riederer

Director of First American Mortgage Funds
Owner and Chief Executive Officer of RKR Consultants, Inc.

Joseph Strauss

Director of First American Mortgage Funds
Owner and President of Strauss Management Company

James Wade

Director of First American Mortgage Funds
Owner and President of Jim Wade Homes

First American Mortgage Funds' Board of Directors is comprised entirely of independent directors.

P.O. Box 1330

Minneapolis, MN 55440-1330

American Strategic Income Portfolio Inc.

American Strategic Income Portfolio Inc. II

American Strategic Income Portfolio Inc. III

American Select Portfolio Inc.

2009 Semiannual Report

FAF Advisors, Inc., is a wholly owned subsidiary of U.S. Bank National Association, which is a wholly owned subsidiary of U.S. Bancorp.

This document is printed on paper containing 10% postconsumer waste.

4/2009    0103-09 WHOLELOAN-SAR

Item 2—Code of Ethics

Not applicable to the semi-annual report.

Item 3—Audit Committee Financial Expert

Not applicable to the semi-annual report.

Item 4—Principal Accountant Fees and Services

Not applicable to the semi-annual report.

Item 5—Audit Committee of Listed Registrants

Not applicable to the semi-annual report.

Item 6—Schedule of Investments

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the semi-annual report.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the semi-annual report.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Neither the registrant nor any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act, purchased any shares or other units of any class of the registrant’s equity securities that is registered pursuant to Section 12 of the Exchange Act.

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this item.

Item 11—Controls and Procedures

(a)                      The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)                     There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12—Exhibits

(a)(1)        Not applicable.

(a)(2)        Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

(a)(3)   Not applicable.

(b)                     Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Strategic Income Portfolio Inc. III

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: April 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: April 29, 2009

By:
/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date: April 29, 2009